Putnam
Premier
Income
Trust

ANNUAL REPORT ON PERFORMANCE AND OUTLOOK

7-31-02

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FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Fellow Shareholder:

Thanks to some astute decisions by the management team and the strong performance of U.S. government securities, Putnam Premier Income Trust was able to post favorable results within its peer group for the fiscal year that ended on July 31, 2002. The generally troubled non-U.S. and high-yield securities in the portfolio detracted from performance. On the following pages, the team provides a full discussion of the reasons behind this performance and then presents its view of prospects for the months ahead.

Management believes there are reasons for optimism as the U.S. economic recovery continues to exhibit signs that it is still very much alive, albeit not as robust as some investors might desire. Productivity continues to improve, interest rates remain low, and inflation is still virtually nonexistent, all positive signs for fixed-income securities. As non-U.S. markets also begin to recover, the managers are confident that the prospects for securities in these areas will similarly improve.

Meanwhile, as your fund begins a new fiscal year, the team continues to monitor these market and economic trends closely and will adjust the portfolio to seek maximum advantage as opportunities present themselves.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
September 18, 2002

REPORT FROM FUND MANAGEMENT

This fund is managed by the
Putnam Core Fixed-Income Team

During the past fiscal year, Putnam Premier Income Trust endured one of the most volatile environments in recent memory for both stocks and bonds. A series of unforeseeable events during the period resulted in a flight to quality that benefited higher-quality bonds at the expense of riskier asset classes, such as high yield. Since your fund holds approximately 40%-50% of its assets in high-yield bonds, the fund underperformed its benchmark index, the Lehman Government Bond Index, which consists entirely of government securities. Despite modest absolute returns at net asset value, the fund's relative performance was strong, coming in ahead of its Lipper category average for the 12-month period (see page 7 for Lipper details). The fund's higher return at market price reflected investors' growing preference for fixed-income securities and pursuit of higher yields.

Total return for 12 months ended 7/31/02

                 NAV            Market price
-----------------------------------------------------------------------
                1.44%              4.44%
-----------------------------------------------------------------------

Past performance does not indicate future results. Performance based on market prices for the shares will vary from performance based on the portfolio's net asset value. Performance information for longer periods begins on page 7.

* 2001 WAS HEAVILY INFLUENCED BY SEPTEMBER 11

Financial markets endured one of the most challenging periods in decades, as the world struggled to overcome the damage caused by terrorism, recession, geopolitical unrest, and accounting scandals involving several large U.S. firms. These factors created an environment of uncertainty, causing fixed-income investors to favor higher-quality investments. As a result, bond sectors with greater risk, such as high yield, struggled during the year. On the other hand, government bonds benefited from the flight to quality and turned in strong returns.


[GRAPHIC OMITTED: horizontal bar chart SECTOR ALLOCATIONS]

SECTOR ALLOCATIONS*

High yield                  45.4%

U.S. investment grade       32.0%

Foreign                     22.6%

Footnote reads:
*Based on net assets as of 7/31/02. Holdings will vary over time.


Just as the U.S. economy was starting to gain some momentum in the late summer of 2001, the September 11 tragedy sent global markets into a tailspin. Economic activity dropped off sharply and a recession became imminent. Central banks in many developed countries intervened by cutting interest rates further in an effort to boost economic growth, and the Federal Reserve Board lowered the federal funds rate to a historical low of 1.75%, where it stood as this report was being written. Yield curves steepened dramatically as short-term yields plunged because of large-scale monetary and fiscal stimulus as well as a flight to quality among investors. Government bonds emerged as the top performers during this time.

"As the stock market continues to take an awful beating, investors have rediscovered the simple virtues of bonds."

-- Barron's, July 29, 2002

While the high-yield market suffered from its lack of liquidity and dependence on economic recovery immediately after September 11, high-yield bonds staged an impressive rally in the final months of 2001. Optimism set in again as the New Year approached and investors applauded signs of a stronger-than-expected economic rebound. Amid widespread references to the shortest and mildest U.S. recession in history, investors developed a renewed appetite for risk that helped lift returns in the high-yield market at the expense of the safer government sectors.

* 2002 BROUGHT MORE TURMOIL, BUT DECLINING RATES HELPED BONDS

Despite an earlier-than-expected turnaround in macroeconomic data, investor confidence rapidly eroded following the intensification of corporate accounting scandals. Poor first-quarter earnings, mounting investigations by the Securities and Exchange Commission, and fears of terrorism contributed to increasing investor risk aversion. As a result, government bonds advanced at the expense of riskier asset classes. Equity and credit markets came under pressure as investors became more skeptical about corporate accounting practices. Within the fixed-income universe, corporate bonds -- both investment grade and high-yield -- performed poorly compared to the higher-quality sectors.


Fund Profile

Putnam Premier Income Trust is designed for investors seeking a high level of current income. The fund maintains flexibility across three main sectors -- government and agencies, high-yield corporate, and international -- to seek maximum current income without undue risk to capital. The fund is designed for investors seeking a higher level of income who can accept a moderately higher level of risk.

As with the high-yield sector, emerging-market bond returns fell victim to the volatility. Initially, corporate scandals in the U.S. boosted investor interest in these bonds, especially in light of the improving macroeconomic environment. However, the second wave of corporate scandals in the U.S. lowered growth expectations worldwide and hurt the outlook for emerging-market bonds.

Your fund's performance was negatively affected by its high-yield holdings, but the management team was able to mitigate the damage by keeping the high-yield holdings well diversified and by having minimal exposure to large-scale defaults. The fund's emerging-markets holdings also hurt performance, but the fund benefited from our low exposure to Argentina and from solid performance in Russian bonds. The fund's international holdings within developed countries -- especially Germany and the U.K. -- made positive contributions overall and were enhanced by the decline in the U.S. dollar against its major counterparts.

* SLOW TO MODERATE GROWTH FOR THE REST OF 2002

We still believe that a modest economic recovery, combined with low inflation, should continue through the second half of 2002. However, given the recent trend of weaker-than-expected economic data, growth appears likely to be somewhat sluggish. We believe personal consumption should decelerate this year, moreover, due to a negative wealth effect and the lack of further tax cuts. Furthermore, we believe growth in business investment spending will outpace consumer spending by the end of the year and continue its gradual improvement throughout 2003.


[GRAPHIC OMITTED: TOP SECTOR HOLDINGS]

TOP SECTOR HOLDINGS*

Top three high-yield holdings

HMH Properties, Inc.
company guaranty, Series B, 7.875%, 2008

Echostar Broadband Corp.
senior notes, 10.375%, 2007

Pioneer Natural Resources Co.
company guaranty, 9.675%, 2010

Top three U.S. government holdings

U.S. Treasury Bonds
7.5%, 11/15/16

Federal National Mortgage Association
pass-through certificates, TBA, 6.5%,
8/1/32

U.S. Treasury Bonds
6.25%, 5/15/30

Top three international holdings

Sweden (Government of) bonds,
Series 1044, 3.5%, 2006

Sweden (Government of) bonds,
Series 1037, 8%, 2007

United Kingdom Treasury bonds,
8.5%, 2005

Footnote reads:
*These holdings represent 12.4% of the fund's net assets as of 7/31/02.
 Portfolio holdings will vary over time.


The high-yield market remains bifurcated, with controversy riddling four industry sectors: cable, wireline telecommunications, wireless telecommunications, and utilities. In our view, the rest of the high-yield market is in good shape from a fundamental standpoint. Poor returns in these four troubled sectors have weighed on the market heavily, and we now view high-yield bonds somewhat more cautiously than we had at the beginning of the year. While the technical environment remains supportive -- with low absolute yields, a steep yield curve, positive net cash inflows and a manageable level of supply -- secular issues in the poor-performing sectors may continue to thwart returns.

We continue to find value in international developed markets, while we remain neutral on emerging markets because of rising political concerns in specific countries. As global investors await further evidence that economic recovery remains on track, we will continue to maintain the fund's diversity.

In general, the relative weakness in the global economies bodes well for the higher-quality bond sectors, as this type of environment should keep inflation and interest rates stable. We expect that the lower-quality, higher-risk sectors will benefit more as economic growth improves. As always, we will continue to take advantage of opportunities as they arise while maintaining strict risk controls. The fund's diversity remains its strength, as weak performance in some sectors can be offset by stronger performance in others. As active managers, we will continue to seek out securities with positive fundamentals and attractive valuations, as well as market sectors that appear to offer potential for outperformance, while seeking to pare back in those markets and sectors that may be facing difficulties.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 7/31/02, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments. Lower-rated bonds may offer higher yields in return for more risk. Government securities guarantee principal and interest; mutual funds that invest in these securities are not guaranteed. Mortgage-backed securities are subject to prepayment risk.

The fund is managed by the Putnam Core Fixed-Income Team. The members of the team are William Kohli (Portfolio Leader), David Waldman (Portfolio Member), Carl Bell, Rob Bloemker, Andrea Burke, Kevin Cronin, Krisha Memani, James Prusko, Michael Salm, and John Van Tassel.


PUTNAM'S POLICY ON CONFIDENTIALITY

In order to conduct business with our shareholders, we must obtain certain personal information such as account holders' addresses, telephone numbers, Social Security numbers, and the names of their financial advisors. We use this information to assign an account number and to help us maintain accurate records of transactions and account balances.

It is our policy to protect the confidentiality of your information, whether or not you currently own shares of our funds, and in particular, not to sell information about you or your accounts to outside marketing firms. We have safeguards in place designed to prevent unauthorized access to our computer systems and procedures to protect personal information from unauthorized use.

Under certain circumstances, we share this information with outside vendors who provide services to us, such as mailing and proxy solicitation. In those cases, the service providers enter into confidentiality agreements with us, and we provide only the information necessary to process transactions and perform other services related to your account. We may also share this information with our Putnam affiliates to service your account or provide you with information about other Putnam products or services. It is also our policy to share account information with your financial advisor, if you've listed one on your Putnam account.

If you would like clarification about our confidentiality policies or have any questions or concerns, please don't hesitate to contact us at 1-800-225-1581, Monday through Friday, 8:30 a.m. to 7:00 p.m., or
Saturdays from 9:00 a.m. to 5:00 p.m. Eastern Time.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy.

TOTAL RETURN FOR PERIODS ENDED 7/31/02

                             NAV      Market price
--------------------------------------------------
1 year                      1.44%          4.44%
--------------------------------------------------
5 years                    11.41          12.02
Annual average              2.18           2.30
--------------------------------------------------
10 years                   80.54          67.83
Annual average              6.09           5.31
--------------------------------------------------
Life of fund
(since 2/29/88)
Annual average              7.48           6.72
--------------------------------------------------



COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 7/31/02

                               Lehman             SSB Non-U.S.
                             Government            World Govt.            CSFB High          Consumer
                             Bond Index            Bond Index            Yield Index        price index
-------------------------------------------------------------------------------------------------------
1 year                           8.60%                13.51%                -2.36%             1.41%
-------------------------------------------------------------------------------------------------------
5 years                         43.62                 19.87                  5.58             12.02
Annual average                   7.51                  3.69                  1.09              2.30
-------------------------------------------------------------------------------------------------------
10 years                       101.84                 69.10                 83.83             28.04
Annual average                   7.28                  5.39                  6.28              2.50
-------------------------------------------------------------------------------------------------------
Life of fund
(since 2/29/88)
Annual average                   8.17                  6.43                  7.88              3.09
-------------------------------------------------------------------------------------------------------


Past performance does not indicate future results. More recent returns may be less or more than those shown. Investment return, net asset value and market price will fluctuate and you may have a gain or a loss when you sell your shares. Performance does not reflect taxes on reinvested distributions.

LIPPER INFORMATION:

The average annualized return for the 12 funds in the Lipper Flexible Income Funds category over the 12 months ended 7/31/02 was -3.23%. Over the 5- and 10-year periods ended 7/31/02, annualized returns for the category were 1.08% and 5.58%, respectively.

PRICE AND DISTRIBUTION INFORMATION 12 MONTHS ENDED 7/31/02

--------------------------------------------------
Distributions
(number)                    12
--------------------------------------------------
Income                   $0.5294
--------------------------------------------------
Capital gains               --
--------------------------------------------------
Return of
capital 2                 0.0106
--------------------------------------------------
  Total                  $0.5400
--------------------------------------------------
Share value:          NAV      Market price
--------------------------------------------------
7/31/01              $6.68        $6.29
--------------------------------------------------
7/31/02               6.22         6.03
--------------------------------------------------
Current return (end of period)
--------------------------------------------------
Current
dividend
rate 1                8.68%        8.96%
--------------------------------------------------

1 Income portion of most recent distribution, annualized and divided by NAV or market price at end of period.

2 See page 55.

TOTAL RETURN FOR PERIODS ENDED 6/30/02 (most recent calendar quarter)

                             NAV      Market price
--------------------------------------------------
1 year                      4.17%        8.06%
--------------------------------------------------
5 years                    15.57        19.93
Annual average              2.94         3.70
--------------------------------------------------
10 years                   86.36        85.15
Annual average              6.42         6.35
--------------------------------------------------
Life of fund
(since 2/29/88)
Annual average              7.64         6.99
--------------------------------------------------

Past performance does not indicate future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns, net asset value, and market price will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities and the net assets allocated to remarketed preferred shares, divided by the number of outstanding common shares.

Market price is the current trading price of one share of the fund. Market prices are set by transactions between buyers and sellers on the New York Stock Exchange.


COMPARATIVE BENCHMARKS

Lehman Government Bond Index* is an unmanaged index of U.S. Treasury and agency securities.

Credit Suisse First Boston (CSFB) High Yield Index* is an unmanaged index of high-yield debt securities.

Salomon Smith Barney (SSB) Non-U.S. World Government Bond Index* is an unmanaged list of bonds issued by 10 countries.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lipper Inc. is a third-party industry ranking entity that ranks funds (without sales charges) with similar current investment styles or objectives as determined by Lipper.

*Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. You cannot invest directly in an index.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report, as well as the accompanying Notes, preceded by the Report of independent accountants, constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss. This is done by first adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses to determine net investment income (or loss). Then, any net gain or loss the fund realized on the sales of its holdings -- as well as any unrealized gains or losses over the period -- is added to or subtracted from the net investment result to determine the fund's net gain or loss for the fiscal year.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios, and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.


REPORT OF INDEPENDENT ACCOUNTANTS

The Board of Trustees and Shareholders
Putnam Premier Income Trust

We have audited the accompanying statement of assets and liabilities of Putnam Premier Income Trust, including the fund's portfolio, as of July 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform our audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2002 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam Premier Income Trust as of July 31, 2002, the results of its operations for the year then ended, and changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended in conformity with accounting principles generally accepted in the United States of America.

                                                 KPMG  LLP
Boston, Massachusetts
September 9, 2002



THE FUND'S PORTFOLIO
July 31, 2002

CORPORATE BONDS AND NOTES (48.0%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
Advertising and Marketing Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
         $1,188,235 Interact Operating Co. notes 14s, 2003 (PIK)                                               $119
            585,000 Lamar Media Corp. company guaranty 9 5/8s, 2006                                         605,475
            420,000 Lamar Media Corp. sr. sub. notes 9 1/4s, 2007                                           428,400
                                                                                                      -------------
                                                                                                          1,033,994

Aerospace and Defense (1.1%)
-------------------------------------------------------------------------------------------------------------------
            748,125 Alliant Techsystems, Inc. bank term loan FRN Ser. C,
                    4 1/8s, 2009 (acquired 5/7/02, cost $748,125) (RES)                                     753,736
            120,000 Argo-Tech Corp. company guaranty Ser. D, 8 5/8s, 2007                                   105,600
          1,735,000 Argo-Tech Corp. 144A company guaranty 8 5/8s, 2007                                    1,526,800
            900,000 BE Aerospace, Inc. sr. sub. notes 9 1/2s, 2008                                          805,500
          1,230,000 BE Aerospace, Inc. sr. sub. notes Ser. B, 8s, 2008                                    1,033,200
          1,310,000 Decrane Aircraft Holdings Co. company guaranty
                    Ser. B, 12s, 2008                                                                     1,192,100
          1,030,000 Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                741,600
          1,310,000 L-3 Communications Corp. sr. sub. notes 8 1/2s, 2008                                  1,339,475
          1,000,000 L-3 Communications Corp. Structured Notes 5.7s, 2009
                    (Issued by COUNTS Trust, Series 2001-5)                                                 997,500
            570,000 Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                             574,275
            679,164 United Defense Industries, Inc. bank term loan FRN
                    4.59s, 2009 (acquired various dates 10/19/01 to 7/1/02,
                    cost $679,286) (RES)                                                                    680,183
                                                                                                      -------------
                                                                                                          9,749,969

Agriculture (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,620,000 Premium Standard Farms, Inc. sr. notes 9 1/4s, 2011                                   1,409,400

Airlines (0.7%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Air Canada Corp. sr. notes 10 1/4s, 2011 (Canada)                                        65,000
          1,390,000 Airbus Industries sinking fund 144A notes Ser. D, 12.266s, 2020                       1,086,450
          1,360,000 Calair, LLC/Calair Capital Corp. company guaranty 8 1/8s, 2008                        1,142,400
            450,000 Continental Airlines, Inc. pass-through certificates Ser. D,
                    7.568s, 2006                                                                            342,000
            550,000 Delta Air Lines, Inc. pass-through certificates Ser. 00-1,
                    Class C, 7.779s, 2005                                                                   563,541
            390,000 Delta Air Lines, Inc. pass-through certificates Ser. C, 7.779s, 2012                    391,832
            330,000 Northwest Airlines, Inc. company guaranty 8 3/8s, 2004                                  257,400
            770,000 Northwest Airlines, Inc. company guaranty 7 5/8s, 2005                                  569,800
            840,000 Northwest Airlines, Inc. sr. notes 9 7/8s, 2007                                         646,800
            368,769 NWA Trust sr. notes Ser. A, 9 1/4s, 2012                                                361,394
            780,000 US Air, Inc. pass-through certificates Ser. 93A3, 10 3/8s, 2013                         468,000
                                                                                                      -------------
                                                                                                          5,894,617

Automotive (1.2%)
-------------------------------------------------------------------------------------------------------------------
            484,072 Collins & Aikman Products, Inc. bank term loan FRN
                    Ser. B, 7s, 2005 (acquired 12/20/01, cost $479,232) (RES)                               485,628
          1,120,000 Collins & Aikman Products, Inc. company guaranty
                    11 1/2s, 2006                                                                         1,002,400
          1,100,000 Collins & Aikman Products, Inc. company guaranty
                    10 3/4s, 2011                                                                         1,094,500
            875,000 Dana Corp. notes 9s, 2011                                                               840,000
            160,000 Dana Corp. notes 7s, 2029                                                               112,000
            490,000 Dana Corp. notes 6 1/4s, 2004                                                           458,150
            255,000 Dana Corp. 144A sr. notes 10 1/8s, 2010                                                 255,000
            360,000 Delco Remy International, Inc. company guaranty 11s, 2009                               255,600
            150,000 Delco Remy International, Inc. company guaranty 10 5/8s, 2006                            97,500
            100,000 Delco Remy International, Inc. sr. notes 8 5/8s, 2007                                    89,000
            620,000 Dura Operating Corp. company guaranty Ser. B, 8 5/8s, 2012                              623,100
          1,300,000 Dura Operating Corp. company guaranty Ser. D, 9s, 2009                                1,235,000
            730,000 Exide Corp. sr. notes 10s, 2005 (In default) (NON)                                      120,450
            200,000 Federal Mogul Corp. notes 7 7/8s, 2010 (In default) (NON)                                39,000
            910,000 Federal Mogul Corp. notes 7 3/4s, 2006 (In default) (NON)                               177,450
            260,000 Ford Motor Credit Corp. notes 7 3/8s, 2009                                              260,822
            350,000 Hayes Lemmerz International, Inc. 144A company
                    guaranty 11 7/8s, 2006 (In default) (NON)                                               245,000
            700,000 Lear Corp. company guaranty Ser. B, 8.11s, 2009                                         718,837
          1,160,000 Lear Corp. company guaranty Ser. B, 7.96s, 2005                                       1,187,214
            150,000 Lear Corp. sr. notes 8 1/8s, 2008                                                       146,677
            350,000 Lear Corp. Structured Notes 8.46s (Issued by STEERS
                    Credit Linked Trust Series 2001) (acquired 5/17/01,
                    cost $350,000) 2006 (RES)                                                               350,000
            368,000 Tenneco Automotive, Inc. company guaranty Ser. B,
                    11 5/8s, 2009                                                                           312,800
                                                                                                      -------------
                                                                                                         10,106,128

Banking (1.2%)
-------------------------------------------------------------------------------------------------------------------
            700,000 Chevy Chase Savings Bank, Inc. sub. debs. 9 1/4s, 2005                                  701,750
            850,000 Colonial Capital II 144A company guaranty 8.92s, 2027                                   782,698
            110,000 Dime Capital Trust I bank guaranty Ser. A, 9.33s, 2027                                  120,550
          1,500,000 GS Escrow Corp. sr. notes 7 1/8s, 2005                                                1,573,230
            165,000 North Fork Capital Trust I company guaranty 8.7s, 2026                                  173,709
DKK      15,313,059 Nykredit mtge. 6s, 2032 (Denmark)                                                     2,007,004
           $160,000 Ocwen Financial Corp. notes 11 7/8s, 2003                                               159,200
            115,000 Peoples Heritage Capital Trust company guaranty
                    Ser. B, 9.06s, 2027                                                                     118,533
            715,000 Provident Capital Trust company guaranty 8.6s, 2026                                     644,701
          2,980,000 Sovereign Bancorp, Inc. sr. notes 10 1/2s, 2006                                       3,278,000
            750,000 Veridian Corp. bank term loan FRN Ser. B, 5.09s, 2006
                    (acquired various dates 5/9/02 to 5/14/02, cost $755,250) (RES)                         747,000
            505,000 Webster Capital Trust I 144A bonds 9.36s, 2027                                          505,308
                                                                                                      -------------
                                                                                                         10,811,683

Beverage (0.3%)
-------------------------------------------------------------------------------------------------------------------
            210,000 Constellation Brands, Inc. company guaranty 8 1/2s, 2009                                214,725
            860,000 Constellation Brands, Inc. company guaranty Ser. B, 8s, 2008                            885,800
          1,190,000 Constellation Brands, Inc. sr. sub. notes Ser. B, 8 1/8s, 2012                        1,225,700
                                                                                                      -------------
                                                                                                          2,326,225

Broadcasting (3.2%)
-------------------------------------------------------------------------------------------------------------------
          1,440,000 Acme Television company guaranty 10 7/8s, 2004                                        1,418,400
            920,000 Benedek Communications Corp. sr. disc. notes 13 1/4s,
                    2006 (In default) (NON)                                                                 947,600
            310,000 British Sky Broadcasting PLC company guaranty 8.2s,
                    2009 (United Kingdom)                                                                   294,035
          2,320,000 British Sky Broadcasting PLC company guaranty 6 7/8s,
                    2009 (United Kingdom)                                                                 2,056,866
          2,200,000 Chancellor Media Corp. company guaranty 8s, 2008                                      2,112,000
            240,000 Cumulus Media, Inc. bank term loan FRN Ser. B, 4 7/8s,
                    2007 (acquired 3/20/02, cost $240,000) (RES)                                            241,140
          3,586,000 Diva Systems Corp. sr. disc. notes stepped-coupon Ser. B,
                    zero % (12 5/8s, 3/1/03), 2008 (In default) (NON) (STP)                                 448,250
          4,490,000 Echostar Broadband Corp. sr. notes 10 3/8s, 2007                                      4,287,950
          1,430,000 Echostar DBS Corp. sr. notes 9 3/8s, 2009                                             1,337,050
          2,130,000 Echostar DBS Corp. 144A sr. notes 9 1/8s, 2009                                        1,959,600
            600,000 Emmis Communications Corp. bank term loan FRN
                    4 3/8s, 2009 (acquired 6/20/02, cost $599,250) (RES)                                    601,313
            200,000 Emmis Communications Corp. company guaranty
                    Ser. B, 8 1/8s, 2009                                                                    192,000
            433,000 Emmis Communications Corp. sr. disc. notes stepped-coupon
                    zero % (12 1/2s, 3/15/06), 2011 (STP)                                                   311,760
            270,000 Fox/Liberty Networks, LLC sr. disc. notes stepped-coupon
                    zero % (9 3/4s, 8/15/02), 2007 (STP)                                                    280,800
          1,120,000 Fox/Liberty Networks, LLC sr. notes 8 7/8s, 2007                                      1,166,200
             10,000 Granite Broadcasting Corp. sr. sub. notes 10 3/8s, 2005                                   9,000
            790,000 Granite Broadcasting Corp. sr. sub. notes 9 3/8s, 2005                                  699,150
            960,000 Granite Broadcasting Corp. sr. sub. notes 8 7/8s, 2008                                  830,400
             85,000 Knology Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 7/8s, 10/15/02), 2007 (STP)                                                   25,500
          1,740,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                             1,618,200
            170,000 LIN Holdings Corp. sr. disc. notes stepped-coupon zero %
                    (10s, 3/1/03), 2008 (STP)                                                               159,800
            510,000 Pegasus Satellite sr. notes 12 3/8s, 2006                                               249,900
          2,658,731 Quorum Broadcast Holdings, LLC notes stepped-coupon zero % (15s, 5/15/06), 2009 (acquired 5/15/01,
                    cost $1,056,491) (RES) (STP)                                                          1,409,925
            300,000 Radio One, Inc. company guaranty Ser. B, 8 7/8s, 2011                                   294,750
            502,000 RCN Corp. sr. disc. notes stepped-coupon Ser. B, zero %
                    (9.8s, 2/15/03), 2008 (STP)                                                              80,320
            450,000 Sinclair Broadcast Group, Inc. bank term loan FRN Ser. B,
                    4 1/8s, 2010 (acquired 7/12/02, cost $450,000) (RES)                                    448,875
          1,370,000 Sinclair Broadcast Group, Inc. company guaranty 9s, 2007                              1,376,850
            440,000 Sinclair Broadcast Group, Inc. company guaranty 8 3/4s, 2011                            440,000
            100,000 Sinclair Broadcast Group, Inc. sr. sub. notes 8 3/4s, 2007                              100,000
          2,080,000 XM Satellite Radio Holdings, Inc. sec. notes 14s, 2010                                  686,400
          2,250,000 Young Broadcasting, Inc. company guaranty 10s, 2011                                   1,980,000
            166,000 Young Broadcasting, Inc. company guaranty Ser. B, 8 3/4s, 2007                          143,175
                                                                                                      -------------
                                                                                                         28,207,209

Building Materials (0.3%)
-------------------------------------------------------------------------------------------------------------------
            390,000 Atrium Companies, Inc. company guaranty Ser. B, 10 1/2s, 2009                           387,563
            450,000 Building Materials Corp. company guaranty 8s, 2008                                      360,000
          1,230,000 Dayton Superior Corp. company guaranty 13s, 2009                                      1,223,850
          1,750,000 Owens Corning bonds 7 1/2s, 2018 (In default) (NON)                                     586,250
            380,000 Owens Corning notes 7 1/2s, 2005 (In default) (NON)                                     129,200
                                                                                                      -------------
                                                                                                          2,686,863

Cable Television (1.3%)
-------------------------------------------------------------------------------------------------------------------
            110,000 Adelphia Communications Corp. notes Ser. B, 9 7/8s,
                    2005 (In default) (NON)                                                                  33,275
            560,000 Adelphia Communications Corp. sr. notes 10 7/8s,
                    2010 (In default) (NON)                                                                 170,800
            440,000 Adelphia Communications Corp. sr. notes 10 1/4s,
                    2011 (In default) (NON)                                                                 143,000
             20,000 Adelphia Communications Corp. sr. notes 9 3/8s,
                    2009 (In default) (NON)                                                                   6,150
             50,000 Adelphia Communications Corp. sr. notes 7 7/8s,
                    2009 (In default) (NON)                                                                  14,625
          1,680,000 Adelphia Communications Corp. sr. notes Ser. B, 7 3/4s,
                    2009 (In default) (NON)                                                                 508,200
          1,120,000 Century Cable Holdings bank term loan FRN 6 3/4s, 2009
                    (acquired various dates 5/22/02 to 6/11/02, cost $980,400) (RES)                        756,933
            450,000 Charter Communications Holdings, LLC bank term loan
                    FRN Ser. B, 4.61s, 2008 (acquired 10/22/01, cost $439,875) (RES)                        388,125
          1,130,000 Charter Communications Holdings, LLC sr. notes 11 1/8s, 2011                            717,550
            590,000 Charter Communications Holdings, LLC sr. notes 10 3/4s, 2009                            374,650
            520,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc.
                    notes stepped-coupon zero % (12 1/8s, 1/15/07), 2012 (STP)                              176,800
          2,310,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc.
                    notes stepped-coupon zero % (11 3/4s, 5/15/06), 2011 (STP)                              796,950
            580,000 Charter Communications Holdings, LLC/Capital Corp. sr. disc.
                    notes stepped-coupon zero % (11 3/4s, 1/15/05), 2010 (STP)                              208,800
            440,000 Charter Communications Holdings, LLC/Capital Corp. sr.
                    notes 10s, 2011                                                                         277,200
            710,000 Charter Communications Holdings, LLC/Capital Corp. sr.
                    notes 10s, 2009                                                                         450,850
            520,000 Charter Communications Holdings, LLC/Capital Corp. sr.
                    notes 9 5/8s, 2009                                                                      327,600
             30,000 Charter Communications Holdings, LLC/Capital Corp. sr.
                    notes 8 5/8s, 2009                                                                       18,450
            130,000 Charter Communications Holdings, LLC/Capital Corp. sr.
                    notes 8 1/4s, 2007                                                                       79,300
            680,000 CSC Holdings, Inc. debs. 7 5/8s, 2018                                                   479,121
            410,000 CSC Holdings, Inc. sr. notes 7 7/8s, 2007                                               336,057
          1,605,000 CSC Holdings, Inc. sr. notes Ser. B, 7 5/8s, 2011                                     1,251,033
          3,225,000 Diamond Cable Communications PLC sr. disc. notes
                    10 3/4s, 2007 (United Kingdom) (In default) (NON)                                       419,250
            330,000 Diamond Cable Communications PLC sr. disc. notes
                    13 1/4s, 2004 (United Kingdom) (In default) (NON)                                        66,000
          1,340,000 Diamond Cable Communications PLC sr. disc. notes
                    11 3/4s, 2005 (United Kingdom) (In default) (NON)                                       174,200
            330,000 Insight Communications Company, Inc. sr. disc. notes
                    stepped-coupon zero % (12 1/4s, 2/15/06), 2011 (STP)                                    105,600
            210,000 Insight Midwest LP/Insight Capital, Inc. bank term loan
                    FRN 5.063s, 2009 (acquired 11/5/01, cost $209,606) (RES)                                199,850
            969,000 International Cabletel, Inc. sr. disc. notes 11 1/2s, 2006
                    (In default) (NON)                                                                      135,660
            680,000 NTL Communications Corp. sr. notes stepped-coupon
                    Ser. B, zero % (12 3/8s, 10/1/03), 2008 (In default) (NON) (STP)                         88,400
            480,000 NTL, Inc. sr. notes Ser. A, 12 3/4s, 2005 (In default) (NON)                             67,200
            100,000 NTL, Inc. sr. notes Ser. B, 10s, 2007 (In default) (NON)                                 14,000
            190,000 Olympus Cable bank term loan FRN Ser. B, 6 3/4s, 2010
                    (acquired 6/20/02, cost $165,585) (RES)                                                 153,289
            560,000 ONO Finance PLC sr. notes 14s, 2011 (United Kingdom)                                    102,200
            250,000 ONO Finance PLC sr. notes 13s, 2009 (United Kingdom)                                     38,750
            780,000 Rogers Cablesystems, Ltd. sr. notes Ser. B, 10s, 2005 (Canada)                          822,900
            910,000 Rogers Cablesystems, Ltd. sr. sub. notes 8.8s, 2007 (Canada)                            541,450
          1,840,000 TeleWest Communications PLC debs. 11s, 2007
                    (United Kingdom)                                                                        386,400
            300,000 TeleWest Communications PLC debs. 9 5/8s, 2006
                    (United Kingdom)                                                                         63,000
            360,000 TeleWest Communications PLC Structured Notes
                    10 7/8s, 2005 (issued by DLJ International Capital)
                    (United Kingdom)                                                                        100,800
          1,880,000 United Pan-Europe NV sr. disc. notes 12 1/2s,
                    2009 (Netherlands) (In default) (NON)                                                   103,400
          3,170,000 United Pan-Europe NV sr. disc. notes stepped-coupon
                    zero % (13 3/4s, 2/1/05), 2010 (Netherlands) (STP)                                      174,350
                                                                                                      -------------
                                                                                                         11,272,168

Chemicals (2.8%)
-------------------------------------------------------------------------------------------------------------------
          1,180,000 Acetex Corp. sr. notes 10 7/8s, 2009 (Canada)                                         1,221,300
            260,000 Airgas, Inc. company guaranty 9 1/8s, 2011                                              273,000
            880,000 Applied Extrusion Technologies, Inc. company guaranty
                    Ser. B, 10 3/4s, 2011                                                                   765,600
          1,960,000 ARCO Chemical Co. debs. 9.8s, 2020                                                    1,626,800
          1,360,000 Avecia Group PLC company guaranty 11s, 2009
                    (United Kingdom)                                                                      1,292,000
            740,000 Compass Minerals Group, Inc. company guaranty 10s, 2011                                 762,200
          2,280,000 Equistar Chemicals LP/Equistar Funding Corp. company
                    guaranty 10 1/8s, 2008                                                                2,086,200
            370,000 Ferro Corp. sr. notes 9 1/8s, 2009                                                      390,220
            240,000 Georgia Gulf Corp. company guaranty 10 3/8s, 2007                                       254,400
          2,010,000 Hercules, Inc. company guaranty 11 1/8s, 2007                                         2,231,100
            190,000 Huntsman Corp. bank term loan FRN Ser. B, 5.11s, 2004
                    (acquired 7/17/02, cost $164,825) (RES)                                                 163,163
            330,000 Huntsman Corp. bank term loan FRN Ser. C, 5.381s, 2005
                    (acquired various dates 3/6/02 to 7/17/02, cost $270,625) (RES)                         282,480
            333,969 Huntsman Corp. bank term loan FRN Ser. L, 5.881s, 2002
                    (acquired various dates 3/1/02 to 3/28/02, cost $245,216) (RES)                         285,877
          2,155,000 Huntsman ICI Chemicals, Inc. company guaranty 10 1/8s, 2009                           1,896,400
          1,420,000 Huntsman ICI Holdings sr. disc. notes zero %, 2009                                      312,400
            500,000 IMC Global, Inc. company guaranty Ser. B, 11 1/4s, 2011                                 527,820
            650,000 IMC Global, Inc. company guaranty Ser. B, 10 7/8s, 2008                                 685,289
          1,590,000 ISP Chemco, Inc. company guaranty Ser. B, 10 1/4s, 2011                               1,534,350
            260,000 Lyondell Chemical Co. bonds 11 1/8s, 2012                                               249,600
            790,000 Lyondell Chemical Co. notes Ser. A, 9 5/8s, 2007                                        738,650
          1,040,000 Lyondell Chemical Co. sr. sub. notes 10 7/8s, 2009                                      842,400
            310,000 Messer Griesheim Holdings AG sr. notes 10 3/8s,
                    2011 (Germany)                                                                          316,049
            500,000 Millenium America, Inc. company guaranty 9 1/4s, 2008                                   512,500
            320,000 Millenium America, Inc. company guaranty 7s, 2006                                       305,715
            530,000 Millenium America, Inc. 144A sr. notes 9 1/4s, 2008                                     540,600
            630,000 Noveon, Inc. company guaranty Ser. B, 11s, 2011                                         670,950
          1,390,000 OM Group, Inc. company guaranty 9 1/4s, 2011                                          1,334,400
            609,379 PCI Chemicals Canada sec. sr. notes 10s, 2008 (Canada)                                  402,190
            203,126 Pioneer Companies, Inc. sec. FRN 5.355s, 2006                                           132,032
            330,000 Polymer Group, Inc. company guaranty Ser. B, 9s,
                    2007 (In default) (NON)                                                                  56,100
            160,000 Polymer Group, Inc. company guaranty Ser. B, 8 3/4s,
                    2008 (In default) (NON)                                                                  27,200
          1,210,000 Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                             847,000
          1,085,000 Sterling Chemicals Holdings sr. disc. notes 13 1/2s,
                    2008 (In default) (NON)                                                                   5,425
            740,000 Sterling Chemicals, Inc. company guaranty Ser. B,
                    12 3/8s, 2006 (In default) (NON)                                                        717,800
             70,000 Texas Petrochemical Corp. sr. sub. notes 11 1/8s, 2006                                   55,300
            280,000 Texas Petrochemical Corp. sr. sub. notes Ser. B, 11 1/8s, 2006                          207,200
                                                                                                      -------------
                                                                                                         24,551,710

Commercial and Consumer Services (0.2%)
-------------------------------------------------------------------------------------------------------------------
            315,200 Coinmach Corp. bank term loan FRN Ser. B, 4.951s, 2009
                    (acquired 1/31/02, cost $314,806) (RES)                                                 316,776
          1,920,000 Coinmach Corp. 144A sr. notes 9s, 2010                                                1,915,200
                                                                                                      -------------
                                                                                                          2,231,976

Communications Equipment (0.3%)
-------------------------------------------------------------------------------------------------------------------
            100,000 Lucent Technologies, Inc. debs. 6 1/2s, 2028                                             46,000
          3,360,000 Lucent Technologies, Inc. debs. 6.45s, 2029                                           1,545,600
          1,460,000 Nortel Networks Corp. notes 6 1/8s, 2006 (Canada)                                       671,600
            208,982 Telex Communications Group, Inc. sr. sub. notes zero %,
                    2006 (In default) (NON)                                                                 114,940
                                                                                                      -------------
                                                                                                          2,378,140

Computers (0.1%)
-------------------------------------------------------------------------------------------------------------------
            300,000 Seagate Technology Holdings bank term loan FRN
                    Ser. B, 3.938s, 2007 (acquired 5/9/02, cost $300,000) (RES)                             298,800
            870,000 Seagate Technology Holdings 144A sr. notes 8s, 2009                                     837,375
                                                                                                      -------------
                                                                                                          1,136,175

Conglomerates (0.3%)
-------------------------------------------------------------------------------------------------------------------
          3,210,000 Tyco International Group SA company guaranty
                    6 3/8s, 2006 (Luxembourg)                                                             2,535,900

Construction (0.2%)
-------------------------------------------------------------------------------------------------------------------
            850,000 Better Minerals & Aggregates Co. company guaranty 13s, 2009                             773,500
            590,000 Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                             584,100
            120,000 Nortek, Inc. sr. sub. notes Ser. B, 9 7/8s, 2011                                        117,900
            460,000 Nortek, Inc. 144A sr. notes Ser. B, 9 1/8s, 2007                                        471,500
                                                                                                      -------------
                                                                                                          1,947,000

Consumer (0.5%)
-------------------------------------------------------------------------------------------------------------------
            753,830 Derby Cycle Corp. (The) sr. notes 10s, 2008 (In default) (NON)                           15,077
          2,042,070 Derby Cycle Corp. (The) sr. notes 9 3/8s, 2008 (In default) (NON)                        20,471
            740,000 Icon Health & Fitness 144A sr. sub. notes 11 1/4s, 2012                                 714,100
            375,000 Jostens, Inc. bank term loan FRN Ser. C, 4.61s, 2009
                    (acquired 7/30/02, cost $375,000) (RES)                                                 375,000
          1,230,000 Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                            1,349,925
          2,330,000 Samsonite Corp. sr. sub. notes 10 3/4s, 2008                                          1,846,525
                                                                                                      -------------
                                                                                                          4,321,098

Consumer Finance (0.1%)
-------------------------------------------------------------------------------------------------------------------
            400,000 Conseco Finance Trust III, Inc. bonds 8.796s, 2027                                       28,000
          3,566,000 Finova Group, Inc. notes 7 1/2s, 2009                                                 1,034,140
                                                                                                      -------------
                                                                                                          1,062,140

Consumer Goods (0.5%)
-------------------------------------------------------------------------------------------------------------------
            580,000 Armkel, LLC/Armkel Finance sr. sub. notes 9 1/2s, 2009                                  598,850
            770,000 Berry Plastics Corp. 144A sr. sub. notes 10 3/4s, 2012                                  770,000
            290,000 French Fragrances, Inc. company guaranty Ser. D,
                    10 3/8s, 2007                                                                           269,700
            220,000 French Fragrances, Inc. sr. notes Ser. B, 10 3/8s, 2007                                 202,400
             40,000 Iron Age Holdings Corp. sr. disc. notes stepped-coupon
                    zero % (12 1/8s, 5/1/03), 2009 (STP)                                                      2,750
            300,000 Playtex Products, Inc. bank term loan FRN 4.109s, 2009
                    (acquired 6/3/02, cost $300,000) (RES)                                                  300,000
            760,000 Playtex Products, Inc. company guaranty 9 3/8s, 2011                                    801,800
            370,000 Revlon Consumer Products sr. notes 9s, 2006                                             258,075
            360,000 Revlon Consumer Products sr. notes 8 1/8s, 2006                                         234,000
            540,000 Revlon Consumer Products sr. sub. notes 8 5/8s, 2008                                    259,200
            670,000 Scotts Co. (The) company guaranty 8 5/8s, 2009                                          681,725
                                                                                                      -------------
                                                                                                          4,378,500

Consumer Services (0.1%)
-------------------------------------------------------------------------------------------------------------------
            910,000 Outsourcing Solutions, Inc. sr. sub. notes Ser. B, 11s, 2006                            773,500
            400,000 United Rentals (North America), Inc. company guaranty
                    Ser. B, 10 3/4s, 2008                                                                   410,000
                                                                                                      -------------
                                                                                                          1,183,500

Containers (0.7%)
-------------------------------------------------------------------------------------------------------------------
            968,000 AEP Industries, Inc. sr. sub. notes 9 7/8s, 2007                                        958,320
            430,000 Fonda Group, Inc. sr. sub. notes Ser. B, 9 1/2s, 2007                                   356,900
          1,320,000 Owens-Brockway Glass 144A sec. notes 8 7/8s, 2009                                     1,300,200
          1,000,000 Owens-Illinois, Inc. debs. 7.8s, 2018                                                   780,000
            330,000 Owens-Illinois, Inc. sr. notes 8.1s, 2007                                               293,700
            570,000 Pliant Corp. company guaranty 13s, 2010                                                 581,400
            300,000 Pliant Corp. sr. sub. notes 13s, 2010                                                   306,000
          1,490,000 Tekni-Plex, Inc. company guaranty Ser. B, 12 3/4s, 2010                               1,490,000
                                                                                                      -------------
                                                                                                          6,066,520

Distribution (0.1%)
-------------------------------------------------------------------------------------------------------------------
            600,000 Roundy's, Inc. bank term loan FRN 4.454s, 2009
                    (acquired 6/3/02, cost $600,000) (RES)                                                  598,500

Electric Utilities (0.9%)
-------------------------------------------------------------------------------------------------------------------
          1,190,000 CMS Energy Corp. sr. notes 8.9s, 2008                                                   809,200
            440,000 CMS Energy Corp. sr. notes 8 1/2s, 2011                                                 286,000
            340,000 Mission Energy Holding Co. sec. notes 13 1/2s, 2008                                     136,000
                186 Northeast Utilities notes Ser. A, 8.58s, 2006                                               204
            500,000 Pacific Gas & Electric Co. 144A sr. notes 7 3/8s,
                    2005 (In default) (NON)                                                                 492,500
          1,000,000 Southern California Edison Co. bank term loan FRN
                    5.063s, 2005 (acquired 2/28/02, cost $998,500) (RES)                                  1,000,000
          1,270,000 Southern California Edison Co. notes 8.95s, 2003                                      1,212,850
            130,000 Southern California Edison Co. notes 6 3/8s, 2006                                       110,500
            977,500 TNP Enterprises, Inc. bank term loan FRN 4.589s, 2005
                    (acquired 4/4/00, cost $976,523) (RES)                                                  976,278
            750,000 Western Resources, Inc. bank term loan FRN 4.844s, 2005
                    (acquired 6/4/02, cost $750,000) (RES)                                                  740,156
          1,105,000 Western Resources, Inc. 144A 1st mtge. 7 7/8s, 2007                                   1,060,800
            815,000 Western Resources, Inc. 144A sr. notes 9 3/4s, 2007                                     741,650
                                                                                                      -------------
                                                                                                          7,566,138

Electrical Equipment (0.1%)
-------------------------------------------------------------------------------------------------------------------
            280,000 Amkor Technologies, Inc. sr. notes 9 1/4s, 2006                                         231,000
            540,000 Amkor Technologies, Inc. Structured Notes 12.58s, 2005
                    (issued by STEERS Credit Linked Trust 2000)                                             356,400
                                                                                                      -------------
                                                                                                            587,400

Electronics (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,760,000 Sequa Corp. sr. notes 9s, 2009                                                        1,751,200
            160,000 Sequa Corp. sr. notes Ser. B, 8 7/8s, 2008                                              158,400
            900,000 Titan Corp. (The) bank term loan FRN Ser. B, 4.841s,
                    2009 (acquired various dates 5/14/02 to 6/3/02,
                    cost $901,125) (RES)                                                                    898,200
                                                                                                      -------------
                                                                                                          2,807,800

Energy (0.4%)
-------------------------------------------------------------------------------------------------------------------
            890,000 BRL Universal Equipment sec. notes 8 7/8s, 2008                                         885,550
            975,000 Dresser, Inc. company guaranty 9 3/8s, 2011                                             962,813
             50,000 Hornbeck Offshore Services, Inc. sr. notes 10 5/8s, 2008                                 50,875
            605,000 Parker Drilling Co. company guaranty Ser. AI, 10 1/8s, 2009                             611,050
            150,000 Parker Drilling Co. 144A company guaranty 10 1/8s, 2009                                 151,500
          1,110,000 Pride Petroleum Services, Inc. sr. notes 9 3/8s, 2007                                 1,148,850
                                                                                                      -------------
                                                                                                          3,810,638

Entertainment (0.9%)
-------------------------------------------------------------------------------------------------------------------
            860,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2011                                     795,500
            990,000 AMC Entertainment, Inc. sr. sub. notes 9 1/2s, 2009                                     925,650
            715,034 AMF Bowling Worldwide bank term loan FRN Ser. B,
                    6.533s, 2008 (acquired 3/1/02, cost $713,247) (RES)                                     715,481
          1,805,000 Cinemark USA, Inc. sr. sub. notes Ser. B, 8 1/2s, 2008                                1,714,750
            450,000 MGM Studios bank term loan FRN 4.85s, 2008
                    (acquired 6/10/02, cost $450,000) (RES)                                                 449,438
            390,000 Premier Parks, Inc. sr. notes 9 3/4s, 2007                                              391,950
            990,000 Regal Cinemas, Inc. 144A sr. sub. notes 9 3/8s, 2012                                  1,019,700
          1,120,000 Silver Cinemas, Inc. sr. sub. notes 10 1/2s, 2005 (In default) (NON)                        112
            375,000 Six Flags, Inc. bank term loan FRN Ser. B, 4.09s, 2009
                    (acquired 7/3/02, cost $375,000) (RES)                                                  375,469
            420,000 Six Flags, Inc. sr. notes 9 1/2s, 2009                                                  420,000
          1,310,000 Six Flags, Inc. sr. notes 8 7/8s, 2010                                                1,277,250
                                                                                                      -------------
                                                                                                          8,085,300

Environmental (0.1%)
-------------------------------------------------------------------------------------------------------------------
            270,000 Laidlaw, Inc. debs. 8 3/4s, 2025 (Canada) (In default) (NON)                            136,350
            170,000 Laidlaw, Inc. debs. 8 1/4s, 2023 (Canada) (In default) (NON)                             87,550
            900,000 Laidlaw, Inc. notes 7.65s, 2006 (Canada) (In default) (NON)                             459,000
                                                                                                      -------------
                                                                                                            682,900

Financial (0.7%)
-------------------------------------------------------------------------------------------------------------------
             70,000 Acme Communications, Inc. sr. disc. notes stepped-coupon
                    Ser. B, zero % (12s, 9/30/02), 2005 (STP)                                                64,750
          1,915,000 Advanta Corp. 144A company guaranty Ser. B, 8.99s, 2026                               1,149,000
          1,005,000 AMRESCO, Inc. sr. sub. notes Ser. 97-A, 10s, 2004 (In default) (NON)                    206,025
            150,000 Comdisco, Inc. notes 7 1/4s, 2001 (In default) (DEF)  (NON)                             124,125
            110,000 Comdisco, Inc. notes 6 3/8s, 2001 (In default) (DEF)  (NON)                              89,100
            340,000 Comdisco, Inc. notes 5.95s, 2002 (In default) (DEF)  (NON)                              276,250
            530,000 Conseco, Inc. 144A company guaranty 10 3/4s, 2009                                       153,700
            450,000 Hilb, Rogal & Hamilton Co. bank term loan FRN 4 5/8s,
                    2007 (acquired 6/20/02, cost $450,000) (RES)                                            450,000
            420,000 Imperial Credit Industries, Inc. sec. notes 12s, 2005                                    46,200
            550,000 Nationwide Credit, Inc. sr. notes Ser. A, 10 1/4s,
                    2008 (In default) (NON)                                                                 110,000
            220,000 Ocwen Capital Trust I company guaranty 10 7/8s, 2027                                    178,200
            545,000 Ocwen Federal Bank sub. debs. 12s, 2005                                                 545,000
          1,070,000 Resource America, Inc. 144A sr. notes 12s, 2004                                       1,091,400
            880,000 Superior Financial Corp. 144A sr. notes 8.65s, 2003                                     896,903
            760,000 Western Financial Bank sub. debs. 9 5/8s, 2012                                          737,200
                                                                                                      -------------
                                                                                                          6,117,853

Food (0.9%)
-------------------------------------------------------------------------------------------------------------------
            496,875 American Seafood Group, LLC bank term loan FRN
                    Ser. B, 5.108s, 2009 (acquired 4/11/02, cost $496,378) (RES)                            499,567
          1,510,000 Archibald Candy Corp. company guaranty 10 1/4s,
                    2004 (In default) (NON)                                                                 800,300
            420,000 Aurora Foods, Inc. sr. sub. notes Ser. B, 9 7/8s, 2007                                  262,500
            905,000 Aurora Foods, Inc. 144A sr. sub. notes Ser. D, 9 7/8s, 2007                             565,625
            310,000 Del Monte Corp. company guaranty Ser. B, 9 1/4s, 2011                                   308,450
          1,150,000 Doane Pet Care Co. sr. sub. debs. 9 3/4s, 2007                                        1,000,500
            560,000 Eagle Family Foods company guaranty Ser. B, 8 3/4s, 2008                                428,400
            399,000 National Dairy bank term loan FRN Ser. B, 4.393s, 2009
                    (acquired 4/30/02, cost $399,000) (RES)                                                 400,164
            900,000 Premier International Foods PLC sr. notes 12s, 2009
                    (United Kingdom)                                                                        963,000
          1,570,000 RAB Enterprises, Inc. company guaranty 10 1/2s, 2005                                    879,200
            450,000 Smithfield Foods, Inc. sr. notes Ser. B, 8s, 2009                                       452,250
            970,568 Suiza Foods Corp. bank term loan FRN Ser. B, 4.11s, 2008
                    (acquired 12/10/01, cost $977,038) (RES)                                                972,994
          1,220,000 Vlasic Foods International, Inc. sr. sub. notes Ser. B, 10 1/4s,
                    2009 (In default) (NON)                                                                 219,600
                                                                                                      -------------
                                                                                                          7,752,550

Gaming & Lottery (3.9%)
-------------------------------------------------------------------------------------------------------------------
            650,000 Aladdin Gaming Holdings, LLC sr. disc. notes stepped-coupon
                    Ser. B, zero % (13 1/2s, 3/1/03), 2010 (In default) (NON) (STP)                          13,000
            470,000 Ameristar Casinos, Inc. company guaranty 10 3/4s, 2009                                  502,900
            900,000 Argosy Gaming Co. company guaranty 10 3/4s, 2009                                        969,750
            230,000 Argosy Gaming Co. sr. sub. notes 9s, 2011                                               235,750
            690,629 Autotote Corp. bank term loan FRN 6.166s, 2007
                    (acquired 10/13/00, cost $688,903) (RES)                                                692,141
            661,000 Autotote Corp. company guaranty Ser. B, 12 1/2s, 2010                                   740,320
            750,000 Borgata Resorts bank term loan FRN 5.86s, 2007
                    (acquired 6/5/02, cost $748,125) (RES)                                                  740,625
            300,000 Boyd Gaming Corp. bank term loan FRN 3.885s, 2008
                    (acquired 6/5/02, cost $300,000) (RES)                                                  300,375
            150,000 Boyd Gaming Corp. sr. sub. notes 9 1/2s, 2007                                           153,750
          1,050,000 Boyd Gaming Corp. sr. sub. notes 8 3/4s, 2012                                         1,063,125
            420,000 Chumash Casino & Resort Enterprise 144A sr. notes 9s, 2010                              426,300
            413,718 Fitzgeralds Gaming Corp. company guaranty Ser. B,
                    12 1/4s, 2004 (In default) (NON)                                                        145,318
            980,000 Harrah's Operating Company, Inc. company guaranty
                    7 1/2s, 2009                                                                          1,014,486
            900,000 Herbst Gaming, Inc. sec. notes Ser. B, 10 3/4s, 2008                                    931,509
          1,450,000 Hollywood Casino Corp. company guaranty 11 1/4s, 2007                                 1,558,750
            120,000 Hollywood Park, Inc. company guaranty Ser. B, 9 1/4s, 2007                              108,000
          1,250,000 Horseshoe Gaming Holdings company guaranty 8 5/8s, 2009                               1,271,875
          1,010,000 International Game Technology sr. notes 8 3/8s, 2009                                  1,052,925
          2,300,000 International Game Technology sr. notes 7 7/8s, 2004                                  2,346,000
            399,000 Isle of Capri Casinos, Inc. bank term loan FRN Ser. B, 4.385s,
                    2008 (acquired 4/22/02, cost $399,000) (RES)                                            400,140
          1,670,000 Majestic Investor Holdings/Majestic Investor Capital Corp.
                    144A company guaranty 11.653s, 2007                                                   1,536,400
            110,000 Mandalay Resort Group sr. notes 9 1/2s, 2008                                            117,150
             90,000 Mandalay Resort Group sr. sub. notes 9 3/8s, 2010                                        93,150
          1,690,000 Mandalay Resort Group sr. sub. notes Ser. B, 10 1/4s, 2007                            1,782,950
          2,730,000 MGM Mirage, Inc. company guaranty 8 1/2s, 2010                                        2,798,687
            550,000 Mikohn Gaming Corp. company guaranty Ser. B, 11 7/8s, 2008                              467,500
            680,000 Mirage Resorts, Inc. notes 6 3/4s, 2008                                                 648,938
            230,000 Mohegan Tribal Gaming Authority sr. notes 8 1/8s, 2006                                  232,300
          1,090,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/4s, 2009                           1,111,800
            270,000 Mohegan Tribal Gaming Authority sr. sub. notes 8 3/8s, 2011                             272,025
            980,000 Mohegan Tribal Gaming Authority sr. sub. notes 8s, 2012                                 975,100
          1,300,000 Park Place Entertainment Corp. sr. notes 7 1/2s, 2009                                 1,267,500
          1,190,000 Park Place Entertainment Corp. sr. sub. notes 8 7/8s, 2008                            1,204,875
            200,000 Penn National Gaming, Inc. company guaranty Ser. B,
                    11 1/8s, 2008                                                                           214,000
          1,320,000 Penn National Gaming, Inc. sr. sub. notes 8 7/8s, 2010                                1,290,300
            580,000 Resorts International Hotel and Casino, Inc. company
                    guaranty 11 1/2s, 2009                                                                  533,600
          1,020,000 Station Casinos, Inc. sr. notes 8 3/8s, 2008                                          1,040,400
             50,000 Station Casinos, Inc. sr. sub. notes 9 7/8s, 2010                                        52,250
            280,000 Station Casinos, Inc. 144A sr. sub. notes 9 3/4s, 2007                                  288,400
            570,000 Trump Atlantic City Associates company guaranty
                    11 1/4s, 2006                                                                           423,225
             60,000 Trump Atlantic City Associates company guaranty
                    Ser. B, 11 1/4s, 2006                                                                    44,250
            130,000 Trump Castle Funding, Inc. sr. sub. notes 11 3/4s, 2003                                 118,300
          2,250,000 Venetian Casino Resort, LLC 144A 2nd mtge. 11s, 2010                                  2,250,000
            300,000 Venetian Casino, Inc. bank term loan FRN 4.84s, 2008
                    (acquired 6/3/02, cost $300,000) (RES)                                                  302,625
            450,000 Wheeling Island Gaming, Inc. company guaranty 10 1/8s, 2009                             459,000
                                                                                                      -------------
                                                                                                         34,191,764

Health Care (1.6%)
-------------------------------------------------------------------------------------------------------------------
            600,000 Community Health Systems, Inc. bank term loan FRN
                    Ser. B, 4.35s, 2010 (acquired 7/11/02, cost $600,000) (RES)                             601,650
            644,677 Concentra Operating Corp. bank term loan FRN Ser. B,
                    5.915s, 2006 (acquired 1/15/02, cost $646,118) (RES)                                    645,617
            322,338 Concentra Operating Corp. bank term loan FRN Ser. C,
                    6.165s, 2007 (acquired 1/15/02, cost $323,041) (RES)                                    322,661
             52,800 Genesis Health Ventures, Inc. sec. notes FRN 6.86s, 2007                                 52,272
          1,080,000 Hanger Orthopedic Group, Inc. company guaranty
                    10 3/8s, 2009                                                                         1,112,400
             70,000 Hanger Orthopedic Group, Inc. sr. sub. notes 11 1/4s, 2009                               70,000
          1,060,000 HCA, Inc. debs. 7.19s, 2015                                                           1,048,361
            750,000 HCA, Inc. med. term notes 7.69s, 2025                                                   717,705
            520,000 HCA, Inc. notes 8 3/4s, 2010                                                            571,487
            350,000 HCA, Inc. notes 8.36s, 2024                                                             362,614
          1,530,000 HCA, Inc. notes 7s, 2007                                                              1,551,099
            970,000 Healthsouth Corp. sr. sub. notes 10 3/4s, 2008                                          989,400
            255,000 Healthsouth Corp. 144A notes 7 5/8s, 2012                                               221,850
          2,500,000 Mariner Post-Acute Network, Inc. sr. sub. notes
                    Ser. B, 9 1/2s, 2007 (In default) (NON)                                                  31,250
            510,000 Mariner Post-Acute Network, Inc. sr. sub. notes stepped-coupon
                    Ser. B, zero % (10 1/2s, 11/1/02), 2007 (In default) (NON) (STP)                          3,825
          2,690,000 Multicare Companies, Inc. sr. sub. notes 9s, 2007 (In default) (NON)                     53,800
            598,500 Rotech Healthcare, Inc. bank term loan Ser. B, 4.86s, 2008
                    (acquired various dates 4/3/02 to 4/23/02, cost $604,500) (RES)                         597,502
          1,060,000 Rotech Healthcare, Inc. 144A sr. sub. notes 9 1/2s, 2012                              1,038,800
          2,390,000 Triad Hospitals Holdings company guaranty Ser. B, 11s, 2009                           2,581,200
            660,000 Triad Hospitals, Inc. company guaranty Ser. B, 8 3/4s, 2009                             679,800
            780,000 Vanguard Health Systems, Inc. company guaranty 9 3/4s, 2011                             795,600
                                                                                                      -------------
                                                                                                         14,048,893

Homebuilding (1.0%)
-------------------------------------------------------------------------------------------------------------------
            610,000 Beazer Homes USA, Inc. company guaranty 8 5/8s, 2011                                    606,950
            390,000 D.R. Horton, Inc. company guaranty 8 1/2s, 2012                                         390,000
            120,000 D.R. Horton, Inc. company guaranty 8s, 2009                                             116,400
            880,000 D.R. Horton, Inc. sr. notes 7 7/8s, 2011                                                849,200
            780,000 Del Webb Corp. sr. sub. debs. 9 3/8s, 2009                                              830,700
            630,000 K. Hovnanian Enterprises, Inc. company guaranty 10 1/2s, 2007                           661,500
            180,000 K. Hovnanian Enterprises, Inc. 144A sr. notes 8s, 2012                                  168,300
             50,000 K. Hovnanian Enterprises, Inc. 144A sr. sub. notes 8 7/8s, 2012                          46,500
          1,270,000 KB Home sr. sub. notes 9 1/2s, 2011                                                   1,270,000
            330,000 Lennar Corp. company guaranty Ser. B, 9.95s, 2010                                       356,400
            720,000 Lennar Corp. sr. notes 7 5/8s, 2009                                                     720,000
            120,000 M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                            121,200
            920,000 Ryland Group, Inc. sr. notes 9 3/4s, 2010                                               984,400
            180,000 Ryland Group, Inc. sr. sub. notes 8 1/4s, 2008                                          178,200
             50,000 Schuler Homes, Inc. company guaranty 9s, 2008                                            48,000
            330,000 Standard Pacific Corp. sr. notes 9 1/2s, 2010                                           336,600
            140,000 Standard Pacific Corp. sr. notes 8 1/2s, 2009                                           137,200
            550,000 Toll Corp. company guaranty 8 1/8s, 2009                                                544,500
            170,000 Toll Corp. sr. sub. notes 8 1/4s, 2011                                                  164,900
            790,000 WCI Communities, Inc. company guaranty 9 1/8s, 2012                                     750,500
                                                                                                      -------------
                                                                                                          9,281,450

Household Furniture and Appliances (0.6%)
-------------------------------------------------------------------------------------------------------------------
          2,050,000 American Standard Companies, Inc. company guaranty
                    7 5/8s, 2010                                                                          2,070,500
            100,000 American Standard Companies, Inc. company guaranty
                    7 1/8s, 2003                                                                            100,750
            661,534 Sealy Mattress Co. bank term loan FRN Ser. B, 3.938s, 2004
                    (acquired 12/17/01, cost $663,202) (RES)                                                658,640
            334,891 Sealy Mattress Co. bank term loan FRN Ser. C, 4.188s, 2005
                    (acquired 12/17/01, cost $335,710) (RES)                                                333,426
            498,343 Sealy Mattress Co. bank term loan FRN Ser. D, 4.438s, 2005
                    (acquired 12/17/01, cost $499,522) (RES)                                                496,162
          1,000,000 Sealy Mattress Co. company guaranty stepped-coupon
                    Ser. B, zero % (10 7/8s, 12/15/02), 2007 (STP)                                          815,000
          1,210,000 Sealy Mattress Co. sr. sub. notes Ser. B, 9 7/8s, 2007                                1,028,500
                                                                                                      -------------
                                                                                                          5,502,978

Lodging/Tourism (1.4%)
-------------------------------------------------------------------------------------------------------------------
          1,807,000 Felcor Lodging LP company guaranty 9 1/2s, 2008 (R)                                   1,816,035
            639,000 Felcor Lodging LP company guaranty 8 1/2s, 2008 (R)                                     603,855
          5,270,000 HMH Properties, Inc. company guaranty Ser. B, 7 7/8s, 2008                            4,952,579
            920,000 ITT Corp. notes 6 3/4s, 2005                                                            877,514
          1,490,000 John Q. Hammons Hotels 144A 1st mtge. 8 7/8s, 2012                                    1,419,225
            500,000 Lodgian Financing Corp. company guaranty 12 1/4s, 2009
                    (In default) (NON)                                                                      272,500
            430,000 Meristar Hospitality Corp. company guaranty 9 1/8s, 2011                                406,350
            260,000 Meristar Hospitality Corp. company guaranty 9s, 2008                                    245,700
            410,000 MeriStar Hospitality Operating Partnership/MeriStar
                    Hospitality Finance Corp. company guaranty
                    10 1/2s, 2009                                                                           414,100
            720,000 RFS Partnership LP company guaranty 9 3/4s, 2012                                        720,000
            670,000 Starwood Hotels & Resorts Worldwide, Inc. 144A
                    notes 7 7/8s, 2012                                                                      636,500
                                                                                                      -------------
                                                                                                         12,364,358

Machinery (0.4%)
-------------------------------------------------------------------------------------------------------------------
            810,000 Briggs & Stratton company guaranty 8 7/8s, 2011                                         862,772
            650,000 Insilco Holding Co. sr. disc. notes stepped-coupon zero %
                    (14s, 8/15/03), 2008 (STP)                                                               32,500
            620,000 JLG Industries, Inc. 144A sr. sub. notes 8 3/8s, 2012                                   598,300
            550,000 Michigan Electric Transmission Co./Michigan Electric
                    Transmission, Inc. bank term loan FRN Ser. B, 4.412s,
                    2007 (acquired various dates 4/22/02 to 5/3/02,
                    cost $552,250) (RES)                                                                    550,688
            450,000 Terex Corp. bank term loan FRN Ser. B, 3.839s, 2009
                    (acquired 6/26/02, cost $450,000) (RES)                                                 444,825
            220,000 Terex Corp. company guaranty 8 7/8s, 2008                                               211,200
            460,000 Terex Corp. company guaranty Ser. B, 10 3/8s, 2011                                      478,400
            370,000 Terex Corp. company guaranty Ser. D, 8 7/8s, 2008                                       358,900
                                                                                                      -------------
                                                                                                          3,537,585

Manufacturing (0.8%)
-------------------------------------------------------------------------------------------------------------------
            770,000 ABB Finance, Inc. company guaranty Ser. EMTN, 6 3/4s, 2004                              752,675
            310,000 Advanced Glass Fiber Yarns sr. sub. notes 9 7/8s, 2009
                    (In default) (NON)                                                                      114,700
          1,470,000 Blount, Inc. company guaranty 13s, 2009                                                 882,000
            562,500 Flowserve Corp. bank term loan FRN Ser. C, 4.804s,
                    2009 (acquired 4/30/02, cost $562,500) (RES)                                            559,266
            960,000 Flowserve Corp. company guaranty 12 1/4s, 2010                                        1,056,000
            730,000 High Voltage Engineering Corp. sr. notes 10 3/4s, 2004                                  262,800
            720,000 Jackson Products, Inc. company guaranty Ser. B, 9 1/2s, 2005                            468,000
            220,000 Jordan Industries, Inc. sr. notes Ser. D, 10 3/8s, 2007                                 137,500
          1,470,000 Motors and Gears, Inc. sr. notes Ser. D, 10 3/4s, 2006                                1,381,800
            930,000 Roller Bearing Company of America company guaranty
                    Ser. B, 9 5/8s, 2007                                                                    897,450
            140,625 SPX Corp. bank term loan FRN Ser. B, 4.11s, 2009
                    (acquired 7/23/02, cost $140,625) (RES)                                                 140,449
            234,375 SPX Corp. bank term loan FRN Ser. C, 4.36s, 2010
                    (acquired 7/23/02, cost $234,375) (RES)                                                 234,287
                                                                                                      -------------
                                                                                                          6,886,927

Media (0.3%)
-------------------------------------------------------------------------------------------------------------------
            287,303 Adams Outdoor Advertising bank term loan FRN
                    Ser. B, 5.36s, 2008 (acquired 8/1/01, cost $286,944) (RES)                              288,021
          2,155,000 Affinity Group Holdings sr. notes 11s, 2007                                           2,036,475
                                                                                                      -------------
                                                                                                          2,324,496

Medical Services (1.4%)
-------------------------------------------------------------------------------------------------------------------
            478,800 Accredo Health, Inc. bank term loan FRN Ser. B, 4.6s,
                    2009 (acquired 3/20/02, cost $478,321) (RES)                                            480,596
          2,167,600 Alderwoods Group, Inc. company guaranty 12 1/4s, 2009                                 2,135,086
             19,800 Alderwoods Group, Inc. company guaranty 11s, 2007                                        19,800
            780,000 AmerisourceBergen Corp. sr. notes 8 1/8s, 2008                                          787,800
            597,229 DaVita, Inc. bank term loan FRN Ser. B, 5.28s, 2009
                    (acquired 4/26/02, cost $596,483) (RES)                                                 597,827
            690,000 Extendicare Health Services, Inc. 144A sr. notes 9 1/2s, 2010                           691,725
          1,260,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/2s, 2007 (In default) (NON)                                                             126
            620,000 Integrated Health Services, Inc. sr. sub. notes Ser. A,
                    9 1/4s, 2008 (In default) (NON)                                                              62
          1,880,000 Magellan Health Services, Inc. sr. sub. notes 9s, 2008                                  770,800
             50,000 Magellan Health Services, Inc. 144A sr. notes 9 3/8s, 2007                               40,000
          1,070,000 Mediq, Inc. company guaranty 11s, 2008 (In default) (NON)                                10,700
            940,000 Mediq, Inc. deb. stepped-coupon zero % (13s, 6/1/03),
                    2009 (In default) (NON) (STP)                                                                94
            800,000 Omnicare, Inc. company guaranty Ser. B, 8 1/8s, 2011                                    826,000
          1,780,000 PacifiCare Health Systems, Inc. 144A sr. notes 10 3/4s, 2009                          1,699,900
            390,000 Service Corp. International debs. 7 7/8s, 2013                                          317,850
            120,000 Service Corp. International notes 7.7s, 2009                                            104,400
          2,060,000 Service Corp. International notes 6s, 2005                                            1,761,300
          1,010,000 Stewart Enterprises, Inc. notes 10 3/4s, 2008                                         1,121,100
            960,000 Ventas Realty LP/Capital Corp. company guaranty 9s, 2012                                976,800
                                                                                                      -------------
                                                                                                         12,341,966

Medical Technology (0.8%)
-------------------------------------------------------------------------------------------------------------------
            450,000 Advanced Medical Optics bank term loan FRN 5.11s, 2008
                    (acquired 6/17/02, cost $449,438) (RES)                                                 453,000
          1,130,000 ALARIS Medical Systems, Inc. sec. notes Ser. B, 11 5/8s, 2006                         1,237,350
            490,000 ALARIS Medical Systems, Inc. 144A company guaranty
                    9 3/4s, 2006                                                                            487,550
            350,000 ALARIS Medical, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/8s, 8/1/03), 2008 (STP)                                                    287,000
            630,000 Alliance Imaging, Inc. sr. sub. notes 10 3/8s, 2011                                     664,650
            510,000 Bio-Rad Labs Corp. sr. sub. notes 11 5/8s, 2007                                         566,100
          1,270,000 Conmed Corp. company guaranty 9s, 2008                                                1,270,000
            640,000 Insight Health Services Corp. company guaranty
                    Ser. B, 9 7/8s, 2011                                                                    640,000
            386,961 Kinetic Concepts, Inc. bank term loan FRN Ser. C, 4.86s,
                    2005 (acquired 11/5/01, cost $387,445) (RES)                                            385,349
          1,015,000 Kinetic Concepts, Inc. company guaranty Ser. B, 9 5/8s, 2007                            984,550
                                                                                                      -------------
                                                                                                          6,975,549

Metal Fabricators (0.3%)
-------------------------------------------------------------------------------------------------------------------
          1,110,000 Earle M. Jorgensen Co. 144A sec. notes 9 3/4s, 2012                                   1,087,800
            300,000 Mueller Industries, Inc. bank term loan FRN 4.599s, 2008
                    (acquired 6/21/02, cost $300,000) (RES)                                                 300,225
            300,000 Trimas Corp. bank term loan FRN 4 5/8s, 2009
                    (acquired 6/5/02, cost $300,000) (RES)                                                  301,500
            520,000 Trimas Corp. 144A sr. sub. notes 9 7/8s, 2012                                           525,200
                                                                                                      -------------
                                                                                                          2,214,725

Metals (0.9%)
-------------------------------------------------------------------------------------------------------------------
          1,370,000 AK Steel Corp. company guaranty 7 7/8s, 2009                                          1,370,000
            650,000 AK Steel Corp. 144A company guaranty 7 3/4s, 2012                                       650,000
            510,450 Anker Coal Group, Inc. company guaranty Ser. B,
                    14 1/4s, 2007 (In default) (NON) (PIK)                                                  168,449
          1,250,000 Doe Run Resources Corp. company guaranty Ser. B,
                    11 1/4s, 2005 (In default) (NON)                                                        325,000
            180,000 Doe Run Resources Corp. company guaranty Ser. B(a),
                    11 1/4s, 2005 (In default) (NON)                                                         57,600
            420,000 Doe Run Resources Corp. company guaranty FRN
                    Ser. B, 8.536s, 2003 (In default) (NON)                                                  96,600
            350,000 Haynes International, Inc. sr. notes 11 5/8s, 2004                                      262,500
             80,000 Kaiser Aluminum & Chemical Corp. sr. notes Ser. B,
                    10 7/8s, 2006 (In default) (NON)                                                         61,800
          2,360,000 Kaiser Aluminum & Chemical Corp. sr. sub. notes
                    12 3/4s, 2003 (In default) (NON)                                                        436,600
          1,680,000 LTV Corp. company guaranty 11 3/4s, 2009 (In default) (NON)                               8,400
            406,000 Oregon Steel Mills, Inc. 1st mtge. 11s, 2003                                            406,000
            770,000 Oregon Steel Mills, Inc. 144A 1st mtge. 10s, 2009                                       777,700
            484,000 P&L Coal Holdings Corp. company guaranty Ser. B,
                    9 5/8s, 2008                                                                            498,520
          1,020,000 Steel Dynamics, Inc. 144A sr. notes 9 1/2s, 2009                                      1,045,500
            720,000 United States Steel, LLC 144A company guaranty
                    10 3/4s, 2008                                                                           745,200
            710,000 WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                             353,225
             55,000 Weirton Steel Corp. sr. notes FRN 10s, 2008                                              22,000
          1,290,000 Wheeling-Pittsburgh Steel Corp. sr. notes 9 1/4s,
                    2007 (In default) (NON)                                                                  25,800
            570,000 WHX Corp. sr. notes 10 1/2s, 2005                                                       444,600
                                                                                                      -------------
                                                                                                          7,755,494

Natural Gas Utilities (--%)
-------------------------------------------------------------------------------------------------------------------
            140,000 CMS Panhandle Holding Corp. sr. notes 6 1/2s, 2009                                      105,386

Oil & Gas (2.7%)
-------------------------------------------------------------------------------------------------------------------
            990,000 Belco Oil & Gas Corp. sr. sub. notes Ser. B, 8 7/8s, 2007                             1,017,225
            950,000 Chesapeake Energy Corp. company guaranty 8 3/8s, 2008                                   945,250
          1,090,000 Chesapeake Energy Corp. company guaranty 8 1/8s, 2011                                 1,081,825
            670,000 Comstock Resources, Inc. company guaranty 11 1/4s, 2007                                 683,400
            550,000 Comstock Resources, Inc. 144A sr. notes 11 1/4s, 2007                                   561,000
            180,000 Denbury Resources, Inc. company guaranty Ser. B, 9s, 2008                               172,800
            590,000 El Paso Energy Partners L.P. company guaranty Ser. B,
                    8 1/2s, 2011                                                                            554,600
            560,000 Encore Acquisition Co. 144A sr. sub. notes 8 3/8s, 2012                                 560,000
            420,000 Forest Oil Corp. sr. notes 8s, 2011                                                     424,200
            520,000 Forest Oil Corp. sr. notes 8s, 2008                                                     527,800
            570,000 Forest Oil Corp. 144A sr. notes 7 3/4s, 2014                                            554,325
            800,000 Leviathan Gas Corp. company guaranty Ser. B, 10 3/8s, 2009                              756,000
            320,000 Magnum Hunter Resources, Inc. 144A sr. notes 9.6s, 2012                                 322,400
            670,000 Mission Resources Corp. company guaranty Ser. C,
                    10 7/8s, 2007                                                                           569,500
            980,000 Newfield Exploration Co. sr. notes 7 5/8s, 2011                                         994,700
            840,000 Ocean Energy, Inc. company guaranty Ser. B, 8 3/8s, 2008                                879,178
          1,735,000 Petronas Capital, Ltd. 144A company guaranty
                    7s, 2012 (Malaysia)                                                                   1,813,075
          3,500,000 Pioneer Natural Resources Co. company guaranty
                    9 5/8s, 2010                                                                          3,924,375
            800,000 Plans Exploration & Production Co. 144A sr. sub. notes
                    8 3/4s, 2012                                                                            788,000
            920,000 Pogo Producing Co. sr. sub. notes Ser. B, 8 1/4s, 2011                                  924,600
            420,000 Seven Seas Petroleum, Inc. sr. notes Ser. B, 12 1/2s, 2005                              243,600
            210,000 Stone Energy Corp. company guaranty 8 3/4s, 2007                                        214,725
          1,000,000 Stone Energy Corp. sr. sub. notes 8 1/4s, 2011                                        1,007,500
            460,000 Swift Energy Co. sr. sub. notes 10 1/4s, 2009                                           455,400
            660,000 Swift Energy Co. sr. sub. notes 9 3/8s, 2012                                            627,000
            900,000 Vintage Petroleum, Inc. sr. notes 8 1/4s, 2012                                          877,500
            810,000 Vintage Petroleum, Inc. sr. sub. notes 9 3/4s, 2009                                     785,700
            510,000 Westport Resources Corp. company guaranty
                    8 1/4s, 2011                                                                            522,750
            360,000 XTO Energy, Inc. sr. notes 7 1/2s, 2012                                                 369,900
            440,000 XTO Energy, Inc. 144A sr. sub. notes Ser. B, 8 3/4s, 2009                               458,700
                                                                                                      -------------
                                                                                                         23,617,028

Paper & Forest Products (1.7%)
-------------------------------------------------------------------------------------------------------------------
            299,248 Appleton Papers, Inc. bank term loan FRN 5.115s, 2006
                    (acquired 6/4/02, cost $300,370) (RES)                                                  300,557
          1,460,000 Appleton Papers, Inc. company guaranty
                    Ser. B, 12 1/2s, 2008                                                                 1,463,650
          1,125,000 Four M Corp. sr. notes Ser. B, 12s, 2006                                              1,161,563
            990,000 Georgia-Pacific Corp. notes 8 7/8s, 2031                                                812,879
            660,000 Georgia-Pacific Corp. notes 8 1/8s, 2011                                                574,471
            210,000 Georgia-Pacific Corp. notes 7 1/2s, 2006                                                184,943
          1,630,000 Pacifica Papers, Inc. sr. notes 10s, 2009 (Canada)                                    1,707,425
          1,000,000 Potlatch Corp. company guaranty 10s, 2011                                             1,070,000
            100,000 Potlatch Corp. debs. 6.95s, 2015                                                         92,454
            800,000 Riverwood International Corp. bank term loan FRN
                    Ser. C, 4.51s, 2007 (acquired 4/24/02, cost $802,222) (RES)                             801,000
          2,320,000 Riverwood International Corp. company guaranty
                    10 7/8s, 2008                                                                         2,378,000
            375,000 Silgan Holdings, Inc. bank term loan FRN 3.87s, 2007
                    (acquired 6/25/02, cost $374,930) (RES)                                                 374,531
          1,090,000 Stone Container Corp. sr. notes 9 3/4s, 2011                                          1,149,950
            490,000 Stone Container Corp. sr. notes 9 1/4s, 2008                                            509,600
            460,000 Stone Container Corp. 144A company guaranty
                    11 1/2s, 2006 (Canada)                                                                  489,900
            790,000 Stone Container Corp. 144A sr. notes 8 3/8s, 2012                                       793,950
          1,450,000 Tembec Industries, Inc. company guaranty 8 5/8s,
                    2009 (Canada)                                                                         1,457,250
                                                                                                      -------------
                                                                                                         15,322,123

Pharmaceuticals (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,210,000 Biovail Corp. sr. sub. notes 7 7/8s, 2010 (Canada)                                    1,169,494

Photography/Imaging (0.1%)
-------------------------------------------------------------------------------------------------------------------
            630,000 Polaroid Corp. sr. notes 11 1/2s, 2006 (In default) (NON)                                22,050
            260,000 Xerox Cap Europe PLC company guaranty 5 7/8s,
                    2004 (United Kingdom)                                                                   197,600
            130,000 Xerox Corp. notes 5 1/2s, 2003                                                          107,900
          1,150,000 Xerox Corp. 144A sr. notes 9 3/4s, 2009                                                 908,500
             50,000 Xerox Credit Corp. sr. notes 6.1s, 2003                                                  41,500
                                                                                                      -------------
                                                                                                          1,277,550

Power Producers (0.9%)
-------------------------------------------------------------------------------------------------------------------
            780,000 AES Corp. (The) notes 8 3/4s, 2008                                                      304,200
          1,010,000 AES Corp. (The) sr. notes 9 3/8s, 2010                                                  409,050
            190,000 AES Corp. (The) sr. notes 8 7/8s, 2011                                                   73,150
            180,000 Calpine Canada Energy Finance company guaranty
                    8 1/2s, 2008 (Canada)                                                                    82,800
            530,000 Calpine Corp. sr. notes 10 1/2s, 2006                                                   265,000
          2,110,000 Calpine Corp. sr. notes 8 5/8s, 2010                                                  1,055,000
          1,160,000 Calpine Corp. sr. notes 8 1/2s, 2011                                                    591,600
          1,050,000 Calpine Corp. sr. notes 7 7/8s, 2008                                                    525,000
            520,000 Edison Mission Energy sr. notes 10s, 2008                                               299,000
            530,000 Edison Mission Energy sr. notes 9 7/8s, 2011                                            304,750
            120,000 Midland Funding II Corp. debs. Ser. A, 11 3/4s, 2005                                    117,600
          1,740,000 Midland Funding II Corp. debs. Ser. B, 13 1/4s, 2006                                  1,722,600
          1,270,000 Tiverton/Rumford Power Associates, LP 144A pass-through
                    certificates 9s, 2018                                                                   927,100
          1,651,000 York Power Funding 144A notes 12s, 2007 (Cayman Islands)
                    (In default) (NON)                                                                    1,485,900
                                                                                                      -------------
                                                                                                          8,162,750

Publishing (1.4%)
-------------------------------------------------------------------------------------------------------------------
            420,000 Belo Corp. sr. notes 7 1/8s, 2007                                                       416,346
            760,000 Garden State Newspapers, Inc. sr. sub. notes 8 5/8s, 2011                               744,800
            290,000 Garden State Newspapers, Inc. sr. sub. notes Ser. B,
                    8 3/4s, 2009                                                                            276,950
            502,000 Hollinger International Publishing, Inc. company guaranty
                    9 1/4s, 2007                                                                            514,550
          2,404,419 Hollinger Participation Trust 144A sr. notes 12 1/8s,
                    2010 (Canada) (PIK)                                                                   2,115,889
            740,000 Key3media Group, Inc. company guaranty 11 1/4s, 2011                                    207,200
            680,000 Mail-Well I Corp. 144A company guaranty 9 5/8s, 2012                                    544,000
            950,000 Perry-Judd company guaranty 10 5/8s, 2007                                               902,500
          1,910,000 PRIMEDIA, Inc. company guaranty 8 7/8s, 2011                                          1,375,200
            470,000 PRIMEDIA, Inc. company guaranty 7 5/8s, 2008                                            338,400
          1,070,000 PRIMEDIA, Inc. company guaranty Ser. B, 8 1/2s, 2006                                    775,750
            300,000 Quebecor Media, Inc. sr. disc. notes stepped-coupon
                    zero % (13 3/4s, 7/15/06), 2011 (Canada) (STP)                                          157,500
            740,000 Quebecor Media, Inc. sr. notes 11 1/8s, 2011 (Canada)                                   658,600
            600,000 Reader's Digest Association, Inc. (The) bank term loan FRN
                    Ser. B, 4.309s, 2008 (acquired 5/15/02, cost $600,000) (RES)                            598,875
            960,000 Vertis, Inc. 144A sr. notes 10 7/8s, 2009                                               936,000
            800,000 Von Hoffman Press, Inc. 144A company guaranty 10 1/4s, 2009                             792,000
            411,360 Von Hoffman Press, Inc. 144A sr. sub. notes 13 1/2s, 2009                               287,952
            370,000 Von Hoffman Press, Inc. 144A sr. sub. notes 10 3/8s, 2007                               342,250
                                                                                                      -------------
                                                                                                         11,984,762

Railroads (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,020,000 Kansas City Southern Railway Co. company guaranty 9 1/2s, 2008                        1,096,500
            510,000 Kansas City Southern Railway Co. 144A sr. notes 7 1/2s, 2009                            510,000
          1,100,000 RailAmerica Transportation company guaranty 12 7/8s, 2010                             1,133,000
            200,000 Transportation Manufacturing Operations, Inc. company
                    guaranty 11 1/4s, 2009                                                                  136,000
            260,000 Travel Centers of America, Inc. company guaranty 12 3/4s, 2009                          267,800
                                                                                                      -------------
                                                                                                          3,143,300

Real Estate (0.3%)
-------------------------------------------------------------------------------------------------------------------
            170,000 Crescent Real Estate Equities LP FRN 7 1/2s, 2007                                       169,575
          1,410,000 Crescent Real Estate Equities LP 144A sr. notes 9 1/4s, 2009                          1,453,076
            980,000 iStar Financial, Inc. sr. notes 8 3/4s, 2008                                          1,009,400
                                                                                                      -------------
                                                                                                          2,632,051

Regional Bells (0.3%)
-------------------------------------------------------------------------------------------------------------------
            170,000 Qwest Capital Funding, Inc. company guaranty 7.9s, 2010                                  66,300
            800,000 Qwest Capital Funding, Inc. company guaranty 7 3/4s, 2006                               312,000
          1,200,000 Qwest Capital Funding, Inc. company guaranty 7s, 2009                                   444,000
            270,000 Qwest Capital Funding, Inc. company guaranty 6 3/8s, 2008                               105,300
            620,000 Qwest Communications International, Inc. sr. notes Ser. B,
                    7 1/2s, 2008                                                                            229,400
            680,000 Qwest Communications International, Inc. sr. notes Ser. B,
                    7 1/4s, 2008                                                                            251,600
            260,000 Qwest Corp. notes 7 5/8s, 2003                                                          218,400
            200,000 Qwest Corp. 144A notes 8 7/8s, 2012                                                     156,000
            550,000 US West, Inc. notes 5 5/8s, 2008                                                        393,443
            210,000 US West Capital Funding, Inc. company guaranty 6 7/8s, 2028                              69,300
                                                                                                      -------------
                                                                                                          2,245,743

Restaurants (0.4%)
-------------------------------------------------------------------------------------------------------------------
            500,000 Domino's, Inc. company guaranty Ser. B, 10 3/8s, 2009                                   536,250
            760,000 Sbarro, Inc. company guaranty 11s, 2009                                                 729,600
             50,000 Tricon Global Restaurants, Inc. sr. notes 8 7/8s, 2011                                   52,750
          1,470,000 Tricon Global Restaurants, Inc. sr. notes 7.65s, 2008                                 1,484,700
            830,000 Tricon Global Restaurants, Inc. sr. notes 7.45s, 2005                                   838,300
                                                                                                      -------------
                                                                                                          3,641,600

Retail (1.5%)
-------------------------------------------------------------------------------------------------------------------
            670,000 Amazon.com, Inc. sr. sub. notes stepped-coupon zero %
                    (10s, 5/1/03), 2008 (STP)                                                               603,000
            800,000 Asbury Automotive Group, Inc. 144A sr. sub. notes 9s, 2012                              740,000
          1,240,000 Autonation, Inc. company guaranty 9s, 2008                                            1,271,000
            750,000 Fleming Companies, Inc. bank term loan FRN 4 1/8s, 2008
                    (acquired 6/18/02, cost $752,334) (RES)                                                 748,438
          1,090,000 Fleming Companies, Inc. company guaranty 10 1/8s, 2008                                1,079,100
             20,000 Fleming Companies, Inc. company guaranty Ser. D, 10 5/8s, 2007                           19,100
            640,000 Fleming Companies, Inc. sr. notes 9 1/4s, 2010                                          627,200
             70,000 Fleming Companies, Inc. 144A sr. sub. notes 9 7/8s, 2012                                 63,700
            360,000 Great Atlantic & Pacific Tea Co. notes 7 3/4s, 2007                                     324,000
            210,000 JC Penney Company, Inc. debs. 7.95s, 2017                                               186,900
            620,000 JC Penney Company, Inc. debs. 7.4s, 2037                                                584,350
            450,000 JC Penney Company, Inc. notes Ser. MTNA, 7.05s, 2005                                    436,500
          1,300,000 JC Penney Company, Inc. 144A notes 9s, 2012                                           1,287,000
          1,000,000 Kmart Corp. bank term loan FRN Ser. B, 5.09s, 2004
                    (acquired 3/7/02, cost $1,000,000) (RES)                                              1,003,750
            700,000 Kmart Corp. pass-through certificates Ser. 95K4, 9.35s,
                    2020 (In default) (NON)                                                                 325,500
            360,000 Kmart Corp. 144A notes 9 7/8s, 2008 (In default) (NON)                                  117,000
             90,000 Mothers Work, Inc. sr. notes 12 5/8s, 2005                                               90,900
            630,000 Rite Aid Corp. notes 7 1/8s, 2007                                                       431,550
          2,190,000 Saks, Inc. company guaranty 8 1/4s, 2008                                              2,036,700
            571,765 Shoppers Drug Mart bank term loan FRN Ser. F, 3.917s,
                    2009 (acquired various dates 5/22/02 to 5/29/02,
                    cost $573,640) (RES)                                                                    572,301
             80,000 Southland Corp. debs. Ser. A, 4 1/2s, 2004                                               76,800
            190,000 Southland Corp. sr. sub. debs. 5s, 2003                                                 186,200
            580,000 United Auto Group, Inc. 144A sr. sub. notes 9 5/8s, 2012                                568,400
                                                                                                      -------------
                                                                                                         13,379,389

Semiconductor (0.1%)
-------------------------------------------------------------------------------------------------------------------
          1,000,000 Micron Technology, Inc. notes 6 1/2s, 2005                                              870,000

Shipping (0.3%)
-------------------------------------------------------------------------------------------------------------------
            300,000 Ingram Industries bank term loan FRN 4.53s, 2008
                    (acquired 6/17/02, cost $300,000) (RES)                                                 297,000
             54,000 International Shipholding Corp. sr. notes 9s, 2003                                       54,068
            670,000 Navistar International Corp. company guaranty Ser. B,
                    9 3/8s, 2006                                                                            676,700
            880,000 Navistar International Corp. sr. notes Ser. B, 8s, 2008                                 831,600
          1,030,000 Trico Marine Services, Inc. 144A sr. notes 8 7/8s, 2012                                 932,150
                                                                                                      -------------
                                                                                                          2,791,518

Technology (0.2%)
-------------------------------------------------------------------------------------------------------------------
            620,000 ON Semiconductor Corp. 144A company guaranty
                    12s, 2008                                                                               520,800
            370,000 SCG Holding & Semiconductor Corp. company guaranty
                    12s, 2009                                                                               236,800
            765,000 Telecommunications Techniques, Inc. company guaranty
                    9 3/4s, 2008                                                                            145,350
            440,000 Unisys Corp. sr. notes 7 7/8s, 2008                                                     429,000
            250,000 Unisys Corp. sr. notes 7 1/4s, 2005                                                     243,125
                                                                                                      -------------
                                                                                                          1,575,075

Technology Services (0.3%)
-------------------------------------------------------------------------------------------------------------------
            387,000 CSG Systems International, Inc. bank term loan FRN Ser. B,
                    5.129s, 2008 (acquired various dates 2/27/02 to 3/4/02,
                    cost $387,866) (RES)                                                                    370,553
          1,250,000 Intira Corp. bonds stepped-coupon zero % (13s, 2/1/05),
                    2010 (acquired 1/3/00, cost $666,138) (In default) (NON) (RES) (STP)                        125
            305,000 Iron Mountain, Inc. company guaranty 8 5/8s, 2013                                       289,750
            370,000 Iron Mountain, Inc. company guaranty 8 1/8s, 2008 (Canada)                              358,900
          1,890,000 Iron Mountain, Inc. sr. sub. notes 8 1/4s, 2011                                       1,738,800
                                                                                                      -------------
                                                                                                          2,758,128

Telecommunications (2.1%)
-------------------------------------------------------------------------------------------------------------------
          1,490,000 360Networks, Inc. sr. notes 13s, 2008 (Canada) (In default) (NON)                        14,900
          1,510,000 American Cellular Corp. company guaranty 9 1/2s, 2009                                   203,850
          2,410,000 American Tower Corp. sr. notes 9 3/8s, 2009                                           1,253,200
            550,000 Arch Communications, Inc. sr. notes 13 3/4s, 2008 (In default) (NON)                      2,750
            770,000 Asia Global Crossing, Ltd. sr. notes 13 3/8s, 2010 (Bermuda)
                    (In default) (NON)                                                                      138,600
            168,280 Call-Net Enterprises, Inc. company guaranty 10 5/8s,
                    2008 (Canada)                                                                            37,022
            456,760 Colo.com, Inc. 144A sr. notes 13 7/8s, 2010 (In default) (NON)                            9,135
          1,140,000 Crown Castle International Corp. sr. disc. notes stepped-coupon
                    zero % (10 3/8s, 5/15/04), 2011 (STP)                                                   524,400
            150,000 Crown Castle International Corp. sr. notes 10 3/4s, 2011                                102,750
          1,210,000 Crown Castle International Corp. sr. notes 9 3/8s, 2011                                 750,200
          3,080,000 Cybernet Internet Services International, Inc. 144A sr. disc.
                    notes stepped-coupon zero % (13s, 8/15/04), 2009
                    (Denmark) (STP)                                                                             308
          1,220,000 Dobson/Sygnet Communications, Inc. sr. notes 12 1/4s, 2008                              646,600
          2,270,000 Econophone, Inc. company guaranty 13 1/2s, 2007 (In default) (NON)                       11,350
          1,180,000 Equinix, Inc. sr. notes 13s, 2007 (In default) (NON)                                    177,000
            580,000 Esprit Telecom Group PLC sr. notes 11 1/2s, 2007
                    (United Kingdom) (In default) (NON)                                                       1,450
          2,000,000 Firstworld Communication Corp. sr. disc. notes stepped-coupon
                    zero % (13s, 4/15/03), 2008 (In default) (NON) (STP)                                    195,000
            830,000 Flag, Ltd. 144A sr. notes 8 1/4s, 2008 (Bermuda) (In default) (NON)                      49,800
            130,000 Global Crossing Holdings, Ltd. company guaranty 9 5/8s, 2008
                    (Bermuda) (In default) (NON)                                                              1,300
            230,000 Global Crossing Holdings, Ltd. company guaranty 9 1/2s, 2009
                    (Bermuda) (In default) (NON)                                                              2,300
          3,230,000 Global Crossing Holdings, Ltd. company guaranty 9 1/8s, 2006
                    (Bermuda) (In default) (NON)                                                             32,300
          2,100,000 Globix Corp. sr. notes 12 1/2s, 2010 (In default) (NON)                                 346,500
          1,270,000 iPCS, Inc. sr. disc. notes stepped-coupon zero % (14s, 7/15/05),
                    2010 (STP)                                                                              203,200
          1,060,000 IWO Holdings, Inc. company guaranty 14s, 2011                                           371,000
          1,420,000 Leap Wireless International, Inc. company guaranty 12 1/2s, 2010                        213,000
          1,650,000 McCaw International, Ltd. sr. disc. notes 13s, 2002 (In default) (NON)                   99,000
            310,000 Metrocall, Inc. sr. sub. notes 11s, 2008 (In default) (NON)                               3,100
            250,000 Metrocall, Inc. sr. sub. notes 10 3/8s, 2007 (In default) (NON)                             625
            260,000 Metrocall, Inc. sr. sub. notes 9 3/4s, 2007 (In default) (NON)                            5,200
          1,260,000 Microcell Telecommunications sr. disc. notes Ser. B, 14s,
                    2006 (Canada)                                                                            50,400
            320,000 Millicom International Cellular SA sr. disc. notes 13 1/2s,
                    2006 (Luxembourg)                                                                       115,200
          1,030,000 Nextel Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (9 3/4s, 10/31/02), 2007 (STP)                                                   664,350
          1,490,000 Nextel Communications, Inc. sr. notes 12s, 2008                                       1,057,900
          1,990,000 Nextel Communications, Inc. sr. notes 9 1/2s, 2011                                    1,283,550
          4,100,000 Nextel Communications, Inc. sr. notes 9 3/8s, 2009                                    2,624,000
            270,000 Nextel Communications, Inc. 144A sr. disc. notes stepped-
                    coupon zero % (10.65s, 9/15/02), 2007 (STP)                                             185,625
            270,000 Nextel Partners, Inc. sr. notes 12 1/2s, 2009                                           143,100
          1,560,000 Nextel Partners, Inc. sr. notes 11s, 2010                                               780,000
            350,000 NorthEast Optic Network, Inc. sr. notes 12 3/4s, 2008
                    (In default) (NON)                                                                       43,750
            990,000 Orbital Imaging Corp. sr. notes Ser. B, 11 5/8s, 2005 (In default) (NON)                198,000
            690,000 PanAmSat Corp. bank term loan FRN Ser. B, 5.339s, 2009
                    (acquired 2/21/02, cost $689,138) (RES)                                                 688,275
          1,060,000 PanAmSat Corp. 144A sr. notes 8 1/2s, 2012                                              981,302
          1,480,000 Price Communications Wireless, Inc. 144A sr. notes 9 1/8s, 2006                       1,546,600
            230,000 PSINet, Inc. sr. notes 11 1/2s, 2008 (In default) (NON)                                  21,275
            160,000 PSINet, Inc. sr. notes Ser. B, 10s, 2005 (In default) (NON)                              14,800
            178,142 Rhythms Netconnections, Inc. sr. notes Ser. B, 14s, 2010
                    (In default) (NON)                                                                        8,016
            450,000 Rogers Wireless, Inc. sec. notes 9 5/8s, 2011 (Canada)                                  292,500
            150,000 RSL Communications PLC 144A company guaranty
                    10 1/2s, 2008 (United Kingdom) (In default) (NON)                                         3,188
          1,025,000 RSL Communications, Ltd. company guaranty 12 1/4s,
                    2006 (Bermuda) (In default) (NON)                                                        21,781
            420,000 Rural Cellular Corp. sr. sub. notes Ser. B, 9 5/8s, 2008                                231,000
            860,000 SBA Communications Corp. sr. notes 10 1/4s, 2009                                        451,500
          1,340,000 Spectrasite Holdings, Inc. sr. disc. notes stepped-coupon
                    zero % (11 1/8s, 4/15/04), 2009 (STP)                                                   314,900
          1,380,000 Startec Global Communications Corp. sr. notes 12s, 2008
                    (In default) (NON)                                                                       27,600
            630,000 Telehub Communications Corp. company guaranty 13 7/8s,
                    2005 (In default) (NON)                                                                       1
            710,000 TSI Telecommunication Services, Inc. 144A sr. sub. notes
                    12 3/4s, 2009                                                                           667,400
          1,250,000 US UnWired, Inc. company guaranty stepped-coupon Ser. B,
                    zero % (13 3/8s, 11/1/04), 2009 (STP)                                                   318,750
          1,280,000 WebLink Wireless, Inc. sr. disc. notes stepped-coupon zero %
                    (11 1/4s, 2/1/03), 2008 (STP)                                                             3,200
            750,000 Western Wireless Corp. bank term loan FRN 4.66s, 2008
                    (acquired 4/24/00, cost $749,063) (RES)                                                 471,250
            140,000 Williams Communications Group, Inc. sr. notes 11 7/8s, 2010
                    (In default) (NON)                                                                       15,400
            180,000 Williams Communications Group, Inc. sr. notes 11.7s, 2008
                    (In default) (NON)                                                                       18,000
            280,000 Williams Communications Group, Inc. sr. notes 10.7s, 2007
                    (In default) (NON)                                                                       30,800
          1,250,000 World Access, Inc. sr. notes Ser. B, 13 1/4s, 2008 (In default) (NON)                    43,750
                                                                                                      -------------
                                                                                                         18,713,003

Telephone (0.4%)
-------------------------------------------------------------------------------------------------------------------
          1,065,000 Airgate PCS, Inc. sr. sub. notes stepped-coupon zero %
                    (13 1/2s, 10/1/04), 2009 (STP)                                                          298,200
            890,000 Alamosa Delaware, Inc. company guaranty 13 5/8s, 2011                                   320,400
            400,000 Alamosa Delaware, Inc. company guaranty 12 1/2s, 2011                                   138,000
          1,893,000 Alamosa PCS Holdings, Inc. company guaranty stepped-coupon
                    zero % (12 7/8s, 2/15/05), 2010 (STP)                                                   340,740
            780,000 Birch Telecommunications, Inc. sr. notes 14s, 2008 (In default) (NON)                     7,800
            220,000 Horizon PCS, Inc. company guaranty 13 3/4s, 2011                                         72,600
            220,000 Hyperion Telecommunications Corp., Inc. sr. disc. notes Ser. B,
                    zero %, 2003 (In default) (NON)                                                             768
          1,700,000 Hyperion Telecommunications Corp., Inc. sr. sub. notes 12s,
                    2007 (In default) (NON)                                                                   5,933
             90,000 Intermedia Communications, Inc. sr. notes Ser. B, 8.6s, 2008
                    (In default) (NON)                                                                       18,900
            910,000 MCI WorldCom, Inc. notes 7 3/4s, 2007 (In default) (NON)                                111,475
            720,000 MCI WorldCom, Inc. sr. notes 6.4s, 2005 (In default) (NON)                               88,200
            450,000 Metromedia Fiber Network, Inc. sr. notes 10s, 2009
                    (In default) (NON)                                                                        3,938
          1,070,000 Metromedia Fiber Network, Inc. sr. notes Ser. B, 10s,
                    2008 (In default) (NON)                                                                   9,363
            390,000 Tele1 Europe BV sr. notes 13s, 2009 (Netherlands)                                        42,900
            202,000 Telecorp PCS, Inc. company guaranty 10 5/8s, 2010                                       171,700
             45,000 Telecorp PCS, Inc. company guaranty stepped-coupon zero %
                    (11 5/8s, 4/15/04), 2009 (STP)                                                           31,950
            820,000 Time Warner Telecom, Inc. sr. notes 9 3/4s, 2008                                        278,800
            249,000 Tritel PCS, Inc. company guaranty 10 3/8s, 2011                                         209,160
            130,000 Triton PCS, Inc. company guaranty 9 3/8s, 2011                                           84,500
          1,080,000 Triton PCS, Inc. company guaranty 8 3/4s, 2011                                          669,600
             90,000 Triton PCS, Inc. company guaranty zero %, 2008                                           55,350
          2,310,000 UbiquiTel Operating Co. company guaranty stepped-coupon
                    zero % (14s, 4/15/05), 2010 (STP)                                                       184,800
          5,406,000 WinStar Communications, Inc. sr. disc. notes stepped-coupon
                    zero % (14 3/4s, 4/15/05), 2010 (In default) (NON) (STP)                                    541
          1,280,000 WinStar Communications, Inc. sr. notes 12 3/4s, 2010
                    (In default) (NON)                                                                          128
             70,000 WinStar Communications, Inc. sr. notes 12 1/2s, 2008
                    (In default) (NON)                                                                            7
            350,000 WorldCom, Inc.-WorldCom Group notes 8 1/4s, 2010
                    (In default) (NON)                                                                       42,875
                                                                                                      -------------
                                                                                                          3,188,628

Textiles (0.4%)
-------------------------------------------------------------------------------------------------------------------
            780,000 Galey & Lord, Inc. company guaranty 9 1/8s, 2008
                    (In default) (NON)                                                                      126,750
            970,000 Levi Strauss & Co. sr. notes 11 5/8s, 2008                                              853,600
            590,000 Russell Corp. 144A sr. notes 9 1/4s, 2010                                               604,750
            830,000 William Carter Holdings Co. (The) company guaranty
                    Ser. B, 10 7/8s, 2011                                                                   892,250
            310,000 Tommy Hilfiger USA, Inc. company guaranty 6 1/2s, 2003                                  306,900
          1,200,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2008                                          684,000
            470,000 Westpoint Stevens, Inc. sr. notes 7 7/8s, 2005                                          279,650
                                                                                                      -------------
                                                                                                          3,747,900

Tobacco (0.2%)
-------------------------------------------------------------------------------------------------------------------
          1,560,000 North Atlantic Trading Co. company guaranty Ser. B,
                    11s, 2004                                                                             1,544,400

Waste Management (1.0%)
-------------------------------------------------------------------------------------------------------------------
             65,700 Allied Waste Industries, Inc. bank term loan FRN Ser. C,
                    4.931s, 2007 (acquired 2/27/02, cost $64,879) (RES)                                      61,783
          1,105,321 Allied Waste Industries, Inc. bank term loan FRN Ser. B,
                    4.664s, 2006 (acquired various dates 10/18/01 to
                    2/27/02, cost $1,084,442) (RES)                                                       1,039,427
          3,670,000 Allied Waste North America, Inc. company guaranty
                    Ser. B, 10s, 2009                                                                     3,303,000
            360,000 Allied Waste North America, Inc. company guaranty
                    Ser. B, 8 7/8s, 2008                                                                    329,400
          1,185,000 Allied Waste North America, Inc. company guaranty Ser. B,
                    8 1/2s, 2008                                                                          1,066,500
          2,300,000 Browning-Ferris Industries, Inc. debs. 7.4s, 2035                                     1,748,000
            880,000 Browning-Ferris Industries, Inc. sr. notes 6 3/8s, 2008                                 734,800
            470,000 IESI Corp. 144A sr. sub. notes 10 1/4s, 2012                                            441,800
            160,000 Waste Management, Inc. sr. notes 7 3/8s, 2010                                           158,165
                                                                                                      -------------
                                                                                                          8,882,875
                                                                                                      -------------
                    Total Corporate Bonds and Notes (cost $519,283,285)                                $421,478,882

FOREIGN GOVERNMENT BONDS AND NOTES (17.3%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
USD       2,498,943 Argentina (Republic of) bonds Ser. 2018, 2.89s, 2018
                    (In default) (NON)                                                                     $437,315
USD       2,795,000 Brazil (Federal Republic of) bonds 10 1/8s, 2027                                      1,159,925
USD         935,000 Brazil (Federal Republic of) notes 14 1/2s, 2009                                        510,978
USD       1,600,000 Brazil (Federal Republic of) notes 11s, 2012                                            720,000
USD       2,260,000 Brazil (Federal Republic of) unsub. notes 11s, 2040                                     997,790
USD       6,215,000 Bulgaria (Republic of) 144A bonds 8 1/4s, 2015                                        6,162,173
CAD      11,840,000 Canada (Government of) bonds 6s, 2011                                                 7,878,384
CAD       2,725,000 Canada (Government of) bonds 5 1/2s, 2010                                             1,761,960
CAD         930,000 Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029                                    588,589
USD       2,380,000 Colombia (Republic of) bonds 11 3/4s, 2020                                            1,961,120
EUR         480,000 Colombia (Republic of) notes Ser. EMTN, 11 1/2s, 2011                                   368,907
EUR         480,000 Colombia (Republic of) unsub. bonds Ser. 15A, 11 3/8s, 2008                             368,201
USD         710,000 Ecuador (Republic of) bonds Ser. REGS, 12s, 2012                                        386,950
USD       3,000,000 Ecuador (Republic of) bonds stepped-coupon Ser. REGS, 5s
                    (6s, 8/15/02), 2030 (STP)                                                             1,162,500
EUR       1,495,000 France (Government of) bonds 5 1/2s, 2010                                             1,540,291
EUR       1,080,000 France (Government of) debs. 4s, 2009                                                 1,017,434
EUR         650,000 Germany (Federal Republic of) bonds 5s, 2012                                            649,302
EUR       6,380,000 Germany (Federal Republic of) bonds Ser. 02, 5s, 2012                                 6,370,019
EUR       2,000,000 Germany (Federal Republic of) bonds Ser. 94, 6 1/4s, 2024                             2,213,517
EUR       7,040,000 Germany (Federal Republic of) bonds Ser. 97, 6s, 2007                                 7,391,305
EUR       5,380,000 Germany (Federal Republic of) bonds Ser. 99, 4s, 2009                                 5,107,883
EUR         530,000 Italy (Government of) treasury bonds 4 3/4s, 2006                                       531,145
EUR       5,325,000 Italy (Government of) treasury bonds 3 1/4s, 2004                                     5,200,261
USD         510,000 Malaysia (Government of) bonds 7 1/2s, 2011                                             561,255
NZD       8,399,000 New Zealand (Government of) bonds 8s, 2006                                            4,183,906
NZD       2,656,000 New Zealand (Government of) bonds Ser. 709, 7s, 2009                                  1,280,770
USD       1,757,250 Peru (Republic of) bonds Ser. PDI, 4s, 2017                                           1,144,497
USD       1,380,000 Russia (Federation of) bonds 12 3/4s, 2028                                            1,600,800
USD       4,820,000 Russia (Federation of) unsub. 10s, 2007                                               5,036,900
USD       3,040,000 Russia (Federation of) unsub. 8 1/4s, 2010                                            2,960,960
USD       8,840,000 Russia (Federation of) unsub. stepped-coupon 5s
                    (7 1/2s, 3/31/07), 2030 (STP)                                                         5,922,800
USD      11,677,500 Russia (Federation of) 144A unsub. stepped-coupon 5s
                    (7 1/2s, 3/31/07), 2030 (STP)                                                         7,823,925
USD       3,675,000 South Africa (Republic of) notes 7 3/8s, 2012                                         3,656,625
EUR         710,000 Spain (Government of) bonds 5 3/4s, 2032                                                745,082
EUR       2,360,000 Spain (Government of) bonds 4.8s, 2006                                                2,365,562
SEK      76,070,000 Sweden (Government of) bonds Ser. 1037, 8s, 2007                                      9,080,322
SEK     118,540,000 Sweden (Government of) bonds Ser. 1044, 3 1/2s, 2006                                 11,928,946
USD       1,490,000 Turkey (Republic of) bonds 11 3/4s, 2010                                              1,285,125
GBP       4,420,000 United Kingdom Treasury bonds 10s, 2003                                               7,356,255
GBP       1,100,000 United Kingdom Treasury bonds 5s, 2012                                                1,737,100
GBP       2,855,000 United Kingdom Treasury bonds Ser. 85, 9 3/4s, 2002                                   4,477,348
GBP       4,781,000 United Kingdom Treasury bonds 8 1/2s, 2005                                            8,379,008
USD       3,845,000 United Mexican States bonds 11 3/8s, 2016                                             4,619,768
USD       3,830,000 United Mexican States bonds Ser. MTN, 8.3s, 2031                                      3,542,750
USD       1,125,000 United Mexican States notes 8 1/8s, 2019                                              1,060,313
USD       5,535,000 United Mexican States notes Ser. A, 9 7/8s, 2010                                      6,116,175
USD       1,055,000 Venezuela (Republic of) bonds 9 1/4s, 2027                                              648,825
                                                                                                      -------------
                    Total Foreign Government Bonds and Notes
                    (cost $147,261,155)                                                                $152,000,966
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (12.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
U.S. Government Agency Mortgage Obligations (3.2%)
-------------------------------------------------------------------------------------------------------------------
            $88,723 Federal Home Loan Mortgage Corporation 7 1/2s,
                    March 1, 2026                                                                           $93,929
                    Federal National Mortgage Association Pass-Through Certificates
          1,045,980 7 1/2s, with due dates from August 1, 2029 to
                    May 1, 2031                                                                           1,103,507
          2,108,106 6 1/2s, with due dates from March 1, 2029 to
                    May 1, 2031                                                                           2,169,078
             54,955 6 1/2s, January 1, 2015                                                                  57,530
         23,497,000 TBA, 6 1/2s, August 1, 2032                                                          24,143,168
            239,976 6s, July 1, 2032                                                                        242,217
                    Government National Mortgage Association
                    Pass-Through Certificates
            470,043 8s, December 15, 2022                                                                   508,174
                                                                                                      -------------
                                                                                                         28,317,603

U.S. Treasury Obligations (9.0%)
-------------------------------------------------------------------------------------------------------------------
                    U.S. Treasury Bonds
         21,600,000 7 1/2s, November 15, 2016 (SEG)                                                      26,700,408
         13,600,000 6 1/4s, May 15, 2030                                                                 15,142,648
         12,260,000 6 1/4s, August 15, 2023                                                              13,480,728
                    U.S. Treasury Notes
         11,375,000 4 7/8s, February 15, 2012                                                            11,734,905
         11,350,000 4 3/8s, May 15, 2007                                                                 11,805,703
                                                                                                      -------------
                                                                                                         78,864,392
                                                                                                      -------------
                    Total U.S. Government and Agency Obligations
                    (cost $105,227,997)                                                                $107,181,995

COLLATERALIZED MORTGAGE OBLIGATIONS (10.4%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                    Amortizing Residential Collateral Trust
        $49,410,000 Ser. 02-BC1, Class AIO, Interest Only (IO) 6s, 2005                                  $3,391,157
          3,170,000 Ser. 02-BC1, Class M2, FRN, 2.94s, 2032                                               3,131,634
             80,000 Amresco Commercial Mortgage Funding I Ser. 97-C1,
                    Class F, 7.64s, 2029                                                                     86,944
            330,000 Banc of America Commercial Mortgage, Inc. Ser. 02-PB2,
                    Class K, 6.29s, 2035                                                                    286,481
          1,780,901 Blackstone Hotel Acquisition Co. jr. mtge. loan FRN
                    9.794s, 2003 (United Kingdom)                                                         2,640,940
            760,000 Chase Commercial Mortgage Securities Corp. Ser. 00-3,
                    Class G, 6.887s, 2019                                                                   661,319
                    Commercial Mortgage Acceptance Corp.
          2,305,000 Ser. 97-ML1, Class D, 6.962s, 2010                                                    2,348,219
          6,419,420 Ser. 97-ML1, Class IO, 0.88s, 2017                                                      228,441
            335,000 Commercial Mortgage Acceptance Corp. 144A Ser. 98-C2,
                    Class F, 5.44s, 2013                                                                    257,217
         43,104,313 Commercial Mortgage Asset Trust Ser. 99-C1, Class X, IO,
                    0.92s, 2020                                                                           2,507,122
          2,948,000 Criimi Mae Commercial Mortgage Trust Ser. 98-C1,
                    Class A2, 7s, 2011                                                                    3,109,219
          2,814,000 Criimi Mae Commercial Mortgage Trust 144A Ser. 98-C1,
                    Class B, 7s, 2011                                                                     2,790,362
            590,000 CS First Boston Mortgage Securities Corp. 144A Ser. 02-CKN2,
                    Class H, 6.122s, 2037                                                                   477,716
         68,259,310 Deutsche Mortgage & Asset Receiving Corp. Ser. 98-C1,
                    Class X, IO, 1.09s, 2023                                                              2,675,765
                    Euro Loan Conduit 144A
            700,000 FRN Ser. 7A, Class E, 7.48s, 2006 (United Kingdom)                                    1,045,181
            700,000 FRN Ser. 7A, Class D, 5.73s, 2006 (United Kingdom)                                    1,086,840
                    Fannie Mae
          7,426,078 Ser. 02-36, Class SJ, 15 1/2s, 2029                                                   8,057,440
         27,370,606 Ser. 00-T6, IO, 8.7s, 2030                                                              598,732
              5,800 Ser. 92-15, Class L, IO, 8s, 2022                                                       133,115
            515,736 Ser. 01-55, Class CZ, 6 1/2s, 2031                                                      513,802
          1,304,000 Ser. 01-58, Class HI, IO, 6 1/2s, 2026                                                  229,830
          1,276,438 Ser. 98-1, Class SA, IO, 6 1/2s, 2024                                                   236,141
          7,347,548 Ser. 93-251, Class Z, 6 1/2s, 2023                                                    7,368,213
          4,022,481 Ser. 02-29, Class SL, IO, 6.21s, 2029                                                   342,539
          5,686,800 Ser. 02-47, Class NS, IO, 6.16s, 2032                                                   611,331
          3,033,755 Ser. 02-39, Class SB, IO, 6.111s, 2032                                                  251,233
         12,671,508 Ser. 02-34, Class SB, IO, 6.09s, 2032                                                 1,049,359
          3,270,300 Ser. 01-72, Class NI, IO, 6s, 2021                                                      358,993
          4,660,100 Ser. 01-70, Class PI, IO, 6s, 2021                                                      505,615
          3,281,400 Ser. 01-74, Class QI, IO, 6s, 2018                                                      292,448
            827,666 Ser. 98-51, Class SG, 1.62s, 2022                                                       356,931
          2,396,528 Ser. 01-74, Class MI, IO, 6s, 2015                                                      368,934
          5,746,818 Ser. 318, Class 2, IO, 6s, 2032                                                       1,489,683
         16,089,820 Ser. 02-36, Class QH, IO, 6.21s, 2031                                                 1,149,355
             29,426 Ser. 01-30, Class DO, Principal Only (PO) zero %, 2031                                   26,630
            836,619 Ser. 99-51, Class N, PO, zero %, 2029                                                   719,492
            820,513 Ser. 99-52, Class MO, PO, zero %, 2026                                                  772,046
            375,933 Ser. 97-92, PO, zero %, 2025                                                            371,998
          1,026,815 Ser. 96-5, Class PB, PO, zero %, 2024                                                   884,344
            196,183 Ser. 99-4, Class M, PO, zero %, 2023                                                    185,087
            969,786 Ser. 93-159, Class D, PO, zero %, 2023                                                  889,173
            512,555 Federal Home Loan Mortgage Corp. Ser. 57, Class A,
                    PO, zero %, 2023                                                                        508,150
         24,618,291 FFCA Secured Lending Corp. Ser. 00-1, Class X, IO,
                    1.71s, 2020                                                                           2,104,864
                    Freddie Mac
            631,014 Ser. 2154, Class SA, 24.83s, 2029                                                       662,367
            110,037 Ser. 2319, Class S, 21.932s, 2031                                                       114,267
          1,241,998 Ser. 2398, Class DT, 20.589s, 2032                                                    1,243,939
                    Freddie Mac
          1,737,937 Ser. 2413, Class SH, 20.199s, 2032                                                    1,750,429
          1,035,752 Ser. 2360, Class SC, 16.279s, 2031                                                    1,077,830
            664,000 Ser. 2028, Class SG, IO, 10.114s, 2023                                                  162,680
          1,379,786 Ser. 1717, Class L, 6 1/2s, 2024                                                      1,466,450
          1,300,208 Ser. 2044, Class SG, IO, 6 1/2s, 2023                                                    58,509
          6,536,727 Ser. 2448, Class SE, IO, 6 1/4s, 2029                                                   551,536
          3,799,300 Ser. 2448, Class SM, IO, 6.16s, 2032                                                    730,178
         10,903,690 Ser. 212, IO, 6s, 2031                                                                2,427,775
          2,292,016 Ser. 2389, Class EI, IO, 6s, 2021                                                       257,852
            695,670 Ser. 2351, Class EO, PO, zero %, 2031                                                   716,540
            285,857 Ser. 2337, PO, zero %, 2031                                                             298,006
            114,146 Ser. 2331, PO, zero %, 2031                                                             103,302
          2,961,936 Ser. 215, Class PO, PO, zero %, 2031                                                  2,665,742
             25,229 Ser. 2312, PO, zero %, 2031                                                              22,832
             40,976 Ser. 2317, PO, zero %, 2031                                                              44,305
            113,220 Ser. 2078, Class KC, PO, zero %, 2023                                                   107,153
          1,575,000 GE Capital Mortgage Services, Inc. Ser. 98-11,
                    Class 2A4, 6 3/4s, 2028                                                               1,661,625
                    Government National Mortgage Association
          8,840,467 Ser. 01-43, Class SJ, IO, 5.76s, 2029                                                   654,747
          1,019,513 Ser. 98-2, Class EA, PO, zero %, 2028                                                   867,542
            193,937 Ser. 99-42, PO, zero %, 2027                                                            190,301
          1,495,000 Granite Mortgages PLC FRN Ser. 01-1, Class 1C,
                    3.26s, 2041 (United Kingdom)                                                          1,494,056
          7,365,000 Holmes Financing PLC FRB Ser. 1, Class 2C, 3.01s, 2040                                7,365,000
                    LB-UBS Commercial Mortgage Trust
            740,000 Ser. 01-C3, Class A2, 6.37s, 2011                                                       789,719
            910,000 Ser. 01-C3, Class J, 6.16s, 2036                                                        719,035
                    Merrill Lynch Mortgage Investors, Inc.
         15,421,009 Ser. 96-C2, IO, 9.1s, 2028                                                            1,033,208
          1,615,000 Ser. 95-C3, Class D, 7.782s, 2025                                                     1,759,656
          1,495,000 Ser. 96-C2, Class E, 6.96s, 2028                                                      1,513,746
          9,494,469 Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X, IO,
                    8.05s, 2012                                                                             482,319
             58,365 Prudential Home Mortgage Securities Ser. 93-57, Class A4,
                    5.9s, 2023                                                                               59,222
            868,660 Rural Housing Trust Ser. 87-1, Class D, 6.33s, 2026                                     904,475
                                                                                                      -------------
                    Total Collateralized Mortgage Obligations (cost $91,821,148)                        $91,056,378

ASSET-BACKED SECURITIES (5.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
           $908,074 Arc Net Interest Margin Trust 144A Ser. 02-1A, Class A,
                    7 3/4s, 2032                                                                           $907,919
            732,580 Asset Backed Funding Corp. NIM Trust Ser. 02-WF1,
                    9.32s, 2032                                                                             725,254
          2,571,000 Bank One Issuance Trust Ser. 02-C1, Class C1, FRN,
                    2.799s, 2007                                                                          2,538,059
                    Bayview Financial Acquisition Trust
          1,481,826 Ser. 01-DA, Class M3, FRN, 3.24s, 2031                                                1,481,826
          1,390,000 Ser. 02-CA, Class AIO, IO, 14s, 2004                                                    205,025
          1,752,996 CDC Mortgage Capital Trust Ser. 02-HE1, Class M, FRN,
                    3.236s, 2033                                                                          1,735,466
                    Chase Funding Net Interest Margin
            731,390 Ser. 02-1, Class Note, 8 1/2s, 2035                                                     725,246
          1,257,000 Ser. 02-2, 8 1/2s, 2032                                                               1,257,000
            598,871 Ser. 02-C1, Class Note, 8 1/2s, 2035                                                    610,129
                    Conseco Finance Securitizations Corp.
          4,265,000 Ser. 00-4, Class A6, 8.31s, 2032                                                      4,608,315
          1,535,000 Ser. 00-6, Class M2, 8.2s, 2032                                                       1,463,934
          1,436,000 Ser. 01-4, Class B1, 9.4s, 2010                                                       1,372,695
          5,263,133 Ser. 02-1, Class A, 6.681s, 2033                                                      5,432,932
          1,100,000 Consumer Credit Reference IDX Securities Ser. 02-1A,
                    Class A, FRB, 3.87s, 2007                                                             1,102,406
          1,713,383 First Plus 144A Ser. 98-A, Class A, 8 1/2s, 2023                                      1,130,833
            385,000 Green Tree Financial Corp. Ser. 95-F, Class B2, 7.1s, 2021                              343,733
          3,539,249 Greenpoint Manufactured Housing Ser. 00-3, Class IA,
                    8.45s, 2031                                                                           3,826,813
          1,755,000 LNR CDO, Ltd. Ser. 02-1A, Class FFL, 4.589s, 2037                                     1,649,700
          1,457,253 Madison Avenue Manufactured Housing Contract
                    Ser. 02-A, Class B1, FRN, 5.09s, 2032                                                 1,092,940
            859,828 Mid-State Trust Ser. 10, Class B, 7.54s, 2026                                           868,426
                    Morgan Stanley Dean Witter Capital I
            545,000 Ser. 01-NC3, Class B1, FRN, 4.287s, 2031                                                546,145
          2,318,000 Ser. 01-NC4, Class B1, FRN, 4.337s, 2032                                              2,323,100
            890,000 Ser. 02-AM2, Class B1, FRN, 4.09s, 2032                                                 884,037
                    Morgan Stanley Dean Witter Capital I 144A
            603,210 Ser. 01-AM1N, Class Note, 12 3/4s, 2032                                                 603,210
          1,277,602 Ser. 01-NC4N, Class Note, 8 1/2s, 2032                                                1,283,479
          1,505,132 Option One Mortgage Securities Corp. Ser. 02-2A, Class
                    CFTS, 8.83s, 2032                                                                     1,505,132
          1,291,918 Option One Mortgage Securities Corp. 144A Ser. 02-1,
                    Class CTFS, 6 3/4s, 2032                                                              1,286,461
          2,490,718 Pass-Through Amortizing Credit Card Trust Ser. 02-1A,
                    Class A4FL, 7.339s, 2012                                                              2,490,718
            544,000 TIAA Commercial Real Estate Securitization Ser. 02-1A,
                    Class IV, 6.84s, 2037                                                                   428,998
                                                                                                      -------------
                    Total Asset-Backed Securities (cost $44,360,695)                                    $44,429,931

PREFERRED STOCKS (1.5%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
             42,375 AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                                      $424
             43,276 Brand Scaffold Services, Inc. 144A $3.625 pfd.                                        2,163,800
             62,400 California Federal Bancorp, Inc. Ser. A, $2.281 pfd.                                  1,622,400
             33,332 Chevy Chase Capital Corp. Ser. A, $5.188 pfd. (PIK)                                   1,893,258
              3,805 Chevy Chase Savings Bank, Inc. $3.25 pfd.                                               103,686
            340,000 CSBI Capital Trust I 144A company guaranty Ser. A,
                    11.75% pfd.                                                                             385,050
             28,919 CSC Holdings, Inc. Ser. M, $11.125 cum. pfd. (PIK)                                    1,388,112
              1,185 Delta Financial Corp. Ser. A, $10.00 cum. pfd.                                            6,517
             69,460 Diva Systems Corp. Ser. C, 6.00% cum. pfd.                                                  695
             20,000 Doane Pet Care Co. $7.125 pfd.                                                          700,000
              1,047 Dobson Communications Corp. 13.00% pfd.                                                 523,500
                619 Dobson Communications Corp. 12.25% pfd. (PIK)                                           309,290
                540 First Republic Capital Corp. 144A 10.50% pfd.                                           540,000
                710 Granite Broadcasting Corp. 12.75% cum. pfd. (PIK)                                       440,200
                 69 Leiner Health Products Ser. C, zero % cum. pfd.                                               1
                  2 Nextel Communications, Inc. Ser. D, 13.00% cum. pfd. (PIK)                                1,000
              1,095 Nextel Communications, Inc. Ser. E, 11.125% pfd. (PIK)                                  481,800
                401 Paxson Communications Corp. 13.25% cum. pfd. (PIK)                                    2,406,000
              1,612 Rural Cellular Corp. 12.25% pfd. (PIK)                                                  274,074
                                                                                                      -------------
                    Total Preferred Stocks (cost $19,317,214)                                           $13,239,807

BRADY BONDS (1.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
         $4,051,339 Brazil (Federal Republic of) bonds 8s, 2014                                          $2,091,706
          1,065,000 Brazil (Federal Republic of) government guaranty
                    Ser. 30YR, 3.063s, 2024                                                                 549,860
          1,125,000 Brazil (Federal Republic of) govt. guaranty FRB
                    3 1/8s, 2012                                                                            461,250
          1,000,000 Central Bank of Nigeria bonds Ser. WW, 6 1/4s, 2020                                     580,000
            515,000 Peru (Republic of) coll. FLIRB 4s, 2017                                                 298,700
          1,650,000 United Mexican States bonds Ser. B, 6 1/4s, 2019                                      1,534,500
          6,285,600 Venezuela (Republic of) debs. FRB Ser. DL, 2 7/8s, 2007                               4,525,632
                                                                                                      -------------
                    Total Brady Bonds (cost $12,278,012)                                                $10,041,648

COMMON STOCKS (1.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
              3,074 Alderwoods Group, Inc. (NON)                                                            $21,641
                525 AmeriKing, Inc. (NON)                                                                         5
             45,677 Arch Wireless, Inc. (NON)                                                                    46
             19,924 Aurora Foods, Inc. (NON)                                                                 28,890
              8,087 Call-Net Enterprises, Inc. Class B (Canada) (NON)                                         2,264
            277,865 Celcaribe SA (Colombia) (NON)                                                             2,779
          3,390,037 Contifinancial Corp. Liquidating Trust Units (NON)                                      161,027
             21,241 Covad Communications Group, Inc. 144A (NON)                                              24,852
              1,145 Delta Funding Residual Exchange Co., LLC (NON)                                          222,703
              1,145 Delta Funding Residual Management, Inc. (NON)                                                11
             28,440 Doskocil Manufacturing Company, Inc. (NON)                                              107,503
              9,649 Genesis Health Ventures, Inc. (NON)                                                     155,445
             20,238 Intira Corp.                                                                                  2
            160,000 Loewen Group International, Inc. (NON)                                                       16
          1,250,000 Morrison Knudsen Corp. (NON)                                                             87,500
          1,330,000 Paracelsus Healthcare Corp. (NON)                                                           133
             39,407 Pioneer Cos., Inc. (NON)                                                                108,369
              1,186 Premium Holdings (L.P.) 144A                                                             24,900
              2,502 PSF Holdings LLC Class A                                                              4,629,588
                234 Quorum Broadcast Holdings, Inc. Class E (acquired 5/15/01,
                    cost $233,502) (RES)                                                                    179,463
            236,020 Regal Entertainment Group 144A (acquired 5/9/02,
                    cost $1,872,959) (RES) (NON)                                                          3,499,587
                124 RSL Communications, Ltd. Class A (NON)                                                        1
             39,603 Safety Components International, Inc. (NON)                                             277,221
             36,750 Specialty Foods Acquisition Corp. (NON)                                                     368
              1,195 Sun Healthcare Group, Inc. (NON)                                                         12,607
              2,169 Vast Solutions, Inc. Class B1 (NON)                                                       6,507
              2,169 Vast Solutions, Inc. Class B2 (NON)                                                       6,507
              2,169 Vast Solutions, Inc. Class B3 (NON)                                                       6,507
              1,807 Washington Group Intl., Inc. (NON)                                                       32,526
                                                                                                      -------------
                    Total Common Stocks (cost $19,280,249)                                               $9,598,968

CONVERTIBLE BONDS AND NOTES (0.2%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
           $950,000 American Tower Corp. cv. notes 5s, 2010                                                $402,563
            690,000 DaVita, Inc. cv. sub. notes 7s, 2009                                                    680,513
          1,610,000 Exide Corp. 144A cv. sr. sub. notes 2.9s, 2005 (In default) (NON)                         4,025
            158,000 Hexcel Corp. cv. sub. notes 7s, 2003                                                    128,770
            990,000 Nextel Communications, Inc. cv. sr. notes 5 1/4s, 2010                                  529,650
            150,000 Rogers Communications cv. debs. 2s, 2005 (Canada)                                       109,313
                                                                                                      -------------
                    Total Convertible Bonds and Notes (cost $2,960,193)                                  $1,854,834

CONVERTIBLE PREFERRED STOCKS (0.1%) (a)
NUMBER OF SHARES                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
                218 Anker Coal Group, Inc. 14.25% cv. pfd.                                                   $1,090
                 77 Genesis Health Ventures, Inc. $6.00 cv. pfd. (PIK)                                        8,470
                847 Hercules Trust II 6 1/2s cum. cv. pfd.                                                  478,555
              1,900 Interact Systems, Inc. 144A 14.00% cv. pfd. (In default) (NON)                               19
              6,800 LTV Corp. 144A $4.125 cv. pfd. (In default) (NON)                                           850
                 71 Paxson Communications Corp. 144A 9.75% cv. pfd. (PIK)                                   404,700
              9,916 Telex Communications, Inc. zero % cv. pfd. (In default) (NON)                             9,916
                900 Weirton Steel Corp. Ser. C, zero % cv. pfd.                                               1,800
              1,503 XCL, Ltd. 144A Ser. A, 9.50% cum. cv. pfd. (In default) (NON) (PIK)                         752
                                                                                                      -------------
                    Total Convertible Preferred Stocks (cost $1,734,278)                                   $906,152

UNITS (0.1%) (a)
NUMBER OF UNITS                                                                                               VALUE
-------------------------------------------------------------------------------------------------------------------
            500,000 SOI Funding Corp. 144A units 11 1/4s, 2009                                             $452,500
            960,000 XCL, Ltd. 144A units 13 1/2s, 2004 (In default) (NON)                                   289,200
              7,615 XCL, Ltd. 144A units cv. cum. pfd. $8.08 (In default) (NON) (PIK)                         3,808
                                                                                                      -------------
                    Total Units (cost $2,035,908)                                                          $745,508

WARRANTS (--%) (a) (NON)                                                                  EXPIRATION
NUMBER OF WARRANTS                                                                        DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
                 16 Anker Coal Group, Inc. 144A                                           10/28/09               $1
                780 Birch Telecommunications, Inc. 144A (PIK)                             6/15/08                 8
                810 Club Regina, Inc. 144A                                                12/1/04                 8
              1,420 Dayton Superior Corp.                                                 6/15/09            14,200
                160 Decrane Aircraft Holdings Co.                                         9/30/08                 1
              2,919 Diva Systems Corp.                                                    5/15/06                29
              8,326 Diva Systems Corp. 144A                                               3/1/08                 83
             11,700 Genesis Health Ventures, Inc.                                         10/1/02             3,627
              1,450 Horizon PCS, Inc.                                                     10/1/10                15
             25,863 Imperial Credit Industries, Inc.                                      8/1/08                 26
              1,900 Interact Systems, Inc.                                                8/1/03                  2
              1,900 Interact Systems, Inc. 144A                                           12/15/09               19
              1,270 iPCS, Inc. 144A                                                       7/15/10               318
                820 IWO Holdings, Inc.                                                    1/15/11               205
              1,600 Jostens, Inc.                                                         5/1/10             16,200
                758 Leap Wireless International, Inc. 144A                                4/15/10                 8
              4,144 Loral Space & Communications, Ltd.                                    12/27/06               41
              3,590 McCaw International, Ltd.                                             4/15/07                36
                550 Mikohn Gaming Corp. 144A                                              8/15/08               550
                560 ONO Finance PLC 144A (United Kingdom)                                 2/15/11                 1
                990 Orbital Imaging Corp. 144A                                            3/1/05                  1
              1,310 Orion Network Systems                                                 1/15/07                13
              1,600 Paxson Communications Corp. 144A                                      6/30/03             1,600
                570 Pliant Corp. 144A                                                     6/1/10              1,140
                680 Sterling Chemicals Holdings                                           8/15/08               408
              2,987 Sun Healthcare Group, Inc.                                            2/28/05                 1
                630 Telehub Communications Corp. 144A                                     7/31/05                 1
                391 Telex Communications Group, Inc.                                      3/30/07                 4
                690 Travel Centers of America, Inc. 144A                                  5/1/09                  7
              2,310 Ubiquitel, Inc. 144A                                                  4/15/10                 1
              5,820 UIH Australia/Pacific, Inc. 144A                                      5/15/06                58
             22,321 United Artists Theatre                                                3/2/08            174,991
              1,190 Veraldo Holdings, Inc. 144A                                           4/15/08                12
                 50 Versatel Telecom NV (Netherlands)                                     5/15/08                25
              1,116 Washington Group International Ser. A                                 1/25/06             2,790
              1,275 Washington Group International Ser. B                                 1/25/06             2,231
                689 Washington Group International Ser. C                                 1/25/06             1,034
                800 XM Satellite Radio Holdings, Inc. 144A                                3/15/10               800
                                                                                                      -------------
                    Total Warrants (cost $3,068,667)                                                       $220,495

SHORT-TERM INVESTMENTS (5.1%) (a)
PRINCIPAL AMOUNT                                                                                              VALUE
-------------------------------------------------------------------------------------------------------------------
        $39,953,000 Interest in $500,000,000 joint tri-party repurchase agreement dated July 31, 2002 with Deutsche Bank Alex Brown, Inc.
                    due August 1, 2002 with respect to various U.S. Government obligations -- maturity value of $39,955,042 for an effective
                    yield of 1.84%                                                                      $39,953,000
             12,907 Short-term investments held as collateral for loaned securities with yields ranging from 1.77% to 2.03% and due dates ranging
                    from August 1, 2002 to September 19, 2002 (d)                                            12,900
          5,090,702 Short-term investments held in Putnam commingled cash account with yields ranging from 1.70% to 1.84% and due dates ranging
                    from August 1, 2002 to September 25, 2002 (d)                                         5,090,702
                                                                                                      -------------
                    Total Short-Term Investments (cost $45,056,602)                                     $45,056,602
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $1,013,685,403) (b)                                        $897,812,166
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $877,648,717.

  (b) The aggregate identified cost on a tax basis is $1,017,184,455, resulting in gross unrealized appreciation and depreciation of $27,823,996 and $147,196,285, respectively, or net unrealized depreciation of $119,372,289.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at July 31, 2002 was $39,148,852 or 4.5% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(DEF) Security is in default of principal and interest.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at July 31, 2002.

  (d) See footnote 1 to the financial statements.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      TBA after the name of a security represents to be announced securities (Note 1).

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate
      Notes (FRN) are the current interest rates shown at July 31, 2002, which are subject to change based on the terms of the security.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at July 31, 2002: (as percentage of Market Value)

                  Argentina            0.5%
                  Brazil               0.7
                  Bulgaria             0.7
                  Canada               2.6
                  Germany              2.5
                  Italy                0.6
                  Mexico               1.9
                  New Zealand          0.6
                  Russia               2.6
                  Sweden               2.3
                  United Kingdom       3.8
                  United States       78.1
                  Venezuela            0.6
                  Other                2.5
                                      ----
                  Total              100.0%


------------------------------------------------------------------------------
Forward Currency Contracts to Buy at July 31, 2002
(aggregate face value $78,934,074)
                                                                   Unrealized
                          Market      Aggregate Face   Delivery   Appreciation/
                           Value          Value         Date    (Depreciation)
------------------------------------------------------------------------------
Australian Dollars     $23,981,879     $24,443,984     9/18/02       $(462,105)
British Pounds           5,519,858       5,482,309     9/18/02          37,549
Canadian Dollars         4,966,371       5,073,794     9/18/02        (107,423)
Euro                    23,474,582      22,824,249     9/18/02         650,333
Japanese Yen            21,221,983      20,582,407     9/18/02         639,576
Swiss Franc                554,284         527,331     9/18/02          26,953
------------------------------------------------------------------------------
                                                                      $784,883
------------------------------------------------------------------------------
Forward Currency Contracts to Sell at July 31, 2002
(aggregate face value $70,692,103)
                                                                   Unrealized
                          Market      Aggregate Face   Delivery   Appreciation/
                          Value           Value         Date     (Depreciation)
------------------------------------------------------------------------------
British Pounds         $15,860,505     $15,194,750     9/18/02       $(665,755)
Canadian Dollars         7,967,191       8,021,840     9/18/02          54,649
Danish Krone               833,087         793,973     9/18/02         (39,114)
Euro                    20,723,293      21,119,195     9/18/02         395,902
New Zealand
Dollars                  5,452,715       5,715,952     9/18/02         263,237
Swedish Krona           20,417,640      19,846,393     9/18/02        (571,247)
------------------------------------------------------------------------------
                                                                     $(562,328)
------------------------------------------------------------------------------


------------------------------------------------------------------------------
Futures Contracts Outstanding at July 31, 2002
                                                                   Unrealized
                           Market     Aggregate Face  Expiration  Appreciation/
                           Value           Value         Date    (Depreciation)
------------------------------------------------------------------------------
CBT Interest Rate
Swap 10 Yr (Long)       $2,449,500      $2,380,238      Sep-02         $69,262
Euro-BOBL 5 Yr
(Long)                  19,708,312      19,159,349      Sep-02         548,963
Euro BUND 10 Yr
(Long)                  22,488,472      21,963,056      Sep-02         525,416
Euro Dollar 90 day
(Short)                  1,950,900       1,917,566      Jun-03         (33,334)
Euro Dollar 90 day
(Long)                   1,941,500       1,909,134      Sep-03          32,366
Euro Dollar 90 day
(Long)                   3,182,725       3,178,718      Mar-03           4,007
Euro Dollar 90 day
(Short)                  3,128,125       3,120,595      Mar-04          (7,530)
Euro Yen 90 day
Simex (Long)             9,596,459       9,594,711      Sep-02           1,748
Euro Yen 90 day
Simex (Short)            9,590,216       9,581,880      Sep-03          (8,336)
Japanese
Government Bonds
10 Yr Tokyo Stock
Exchange(Long)           6,982,629       6,943,066      Sep-02          39,563
Japanese
Government Bonds
10 Yr Simex
(Long)                   9,889,218       9,809,448      Sep-02          79,770
LIF Interest Rate
Swap 10 Yr (Long)        2,215,497       2,175,422      Sep-02          40,075
US Treasury Bond
(Long)                  56,782,500      53,771,606      Sep-02       3,010,894
US Treasury Bond
(Short)                  1,695,000       1,646,856      Sep-02         (48,144)
US Treasury Note
5 Yr (Short)            71,823,609      68,875,166      Sep-02      (2,948,443)
US Treasury Note
10 Yr (Short)           58,733,578      56,025,571      Sep-02      (2,708,007)
US Treasury Note
10 Yr (Long)             7,632,047       7,191,926      Sep-02         440,121
------------------------------------------------------------------------------
                                                                     $(961,609)
------------------------------------------------------------------------------
Swap Contracts Outstanding at July 31, 2002

                                         Notional  Termination     Unrealized
                                          Amount      Date        Appreciation
------------------------------------------------------------------------------
Agreement with
Merrill Lynch
Capital Services
dated November
17, 2000 to pay
semi-annually the
notional amount
multiplied by the
return of
LIBOR-BBA and
receive the
notional amount
multiplied by
6.68%                                   $9,000,000    11/21/05        $908,212
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
July 31, 2002
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at value, including $11,341 of securities on loan
(identified cost $1,013,685,403) (Note 1)                                      $897,812,166
-------------------------------------------------------------------------------------------
Cash                                                                              3,557,898
-------------------------------------------------------------------------------------------
Foreign currency (cost $2,094,521)                                                2,081,106
-------------------------------------------------------------------------------------------
Dividends, interest and other receivables                                        18,167,483
-------------------------------------------------------------------------------------------
Receivable for securities sold                                                   15,745,680
-------------------------------------------------------------------------------------------
Receivable for open swap contracts (Note 1)                                         908,212
-------------------------------------------------------------------------------------------
Receivable for open forward currency contracts (Note 1)                           2,013,049
-------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts (Note 1)                         1,038,489
-------------------------------------------------------------------------------------------
Total assets                                                                    941,324,083

Liabilities
-------------------------------------------------------------------------------------------
Payable for variation margin (Note 1)                                               195,279
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                             6,334,793
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 52,970,491
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      1,627,394
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          123,829
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                        72,193
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          2,380
-------------------------------------------------------------------------------------------
Payable for open forward currency contracts (Note 1)                              1,790,494
-------------------------------------------------------------------------------------------
Payable for closed forward currency contracts (Note 1)                              425,580
-------------------------------------------------------------------------------------------
Collateral on securities loaned, at value (Note 1)                                   12,900
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              120,033
-------------------------------------------------------------------------------------------
Total liabilities                                                                63,675,366
-------------------------------------------------------------------------------------------
Net assets                                                                     $877,648,717

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                               1,205,220,865
-------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                        (9,613,815)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign
currency transactions (Note 1)                                                 (202,314,837)
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                              (115,643,496)
-------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to capital shares
outstanding                                                                    $877,648,717

Computation of net asset value and offering price
-------------------------------------------------------------------------------------------
Net asset value per share ($877,648,717 divided by 140,989,259
shares)                                                                               $6.22
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Year ended July 31, 2002
Investment income:
-------------------------------------------------------------------------------------------
Interest                                                                        $83,253,133
-------------------------------------------------------------------------------------------
Dividends                                                                         2,058,542
-------------------------------------------------------------------------------------------
Securities lending                                                                      678
-------------------------------------------------------------------------------------------
Total investment income                                                          85,312,353

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  6,502,446
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                      843,786
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    26,298
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     14,354
-------------------------------------------------------------------------------------------
Other                                                                               565,873
-------------------------------------------------------------------------------------------
Total expenses                                                                    7,952,757
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                          (47,633)
-------------------------------------------------------------------------------------------
Net expenses                                                                      7,905,124
-------------------------------------------------------------------------------------------
Net investment income                                                            77,407,229
-------------------------------------------------------------------------------------------
Net realized loss on investments  (Notes 1 and 3)                               (50,238,572)
-------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                      (4,243,368)
-------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Notes 1 and 3)                             (939,660)
-------------------------------------------------------------------------------------------
Net realized gain on written options (Notes 1 and 3)                                    684
-------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities in foreign
currencies during the year                                                        3,146,945
-------------------------------------------------------------------------------------------
Net unrealized depreciation of investments, futures contracts, swap
contracts and written options during the year                                   (13,477,548)
-------------------------------------------------------------------------------------------
Net loss on investments                                                         (65,751,519)
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $ 11,655,710
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




STATEMENT OF CHANGES IN NET ASSETS

                                                                             Year ended July 31
                                                                    -----------------------------------
                                                                             2002                  2001
-------------------------------------------------------------------------------------------------------
Decrease in net assets
-------------------------------------------------------------------------------------------------------
Operations:
-------------------------------------------------------------------------------------------------------
Net investment income                                                 $77,407,229           $86,175,137
-------------------------------------------------------------------------------------------------------
Net realized loss on investments and foreign currency
transactions                                                          (55,420,916)          (48,500,275)
-------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and assets and
liabilities in foreign currencies                                     (10,330,603)          (21,624,968)
-------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                   11,655,710            16,049,894
-------------------------------------------------------------------------------------------------------
Distributions to shareholders: (Note 1)
-------------------------------------------------------------------------------------------------------
  From net investment income                                          (74,641,521)          (72,307,759)
-------------------------------------------------------------------------------------------------------
  From return of capital                                               (1,490,807)          (15,103,543)
-------------------------------------------------------------------------------------------------------
Total decrease in net assets                                          (64,476,618)          (71,361,408)

Net assets
-------------------------------------------------------------------------------------------------------
Beginning of year                                                     942,125,335         1,013,486,743
-------------------------------------------------------------------------------------------------------
End of year (including distributions in excess of net investment
income of $9,613,815 and $14,128,356, respectively)                  $877,648,717          $942,125,335
-------------------------------------------------------------------------------------------------------
Number of fund shares
-------------------------------------------------------------------------------------------------------
Shares outstanding at beginning and end of year                       140,989,259           140,989,259
-------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a common share outstanding throughout the period)
-----------------------------------------------------------------------------------------------------
Per-share
operating performance                                      Year ended July 31
-----------------------------------------------------------------------------------------------------
                                        2002         2001         2000         1999         1998
-----------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $6.68        $7.19        $7.62        $8.71        $8.88
-----------------------------------------------------------------------------------------------------
Investment operations:
-----------------------------------------------------------------------------------------------------
Net investment income (a)                .55          .61          .63          .64          .74
-----------------------------------------------------------------------------------------------------
Net realized and unrealized
loss on investments                     (.47)        (.50)        (.39)        (.99)        (.18)
-----------------------------------------------------------------------------------------------------
Total from
investment operations                    .08          .11          .24         (.35)         .56
-----------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------
From net
investment income                       (.53)        (.51)        (.67)        (.62)        (.66)
-----------------------------------------------------------------------------------------------------
From net realized
gain on investments                       --           --           --         (.12)        (.07)
-----------------------------------------------------------------------------------------------------
From return of capital                  (.01)        (.11)          --           --           --
-----------------------------------------------------------------------------------------------------
Total distributions                     (.54)        (.62)        (.67)        (.74)        (.73)
-----------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $6.22        $6.68        $7.19        $7.62        $8.71
-----------------------------------------------------------------------------------------------------
Total return at
market value (%)(b)                     4.44         8.56        (1.51)       (7.24)        8.06
-----------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------
Market value,
end of period                          $6.03        $6.29        $6.38        $7.19        $8.50
-----------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $877,649     $942,125   $1,013,487   $1,073,980   $1,221,188
-----------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(c)                .86          .85          .83          .86          .89
-----------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               8.39         8.87         8.48         8.05         8.34
-----------------------------------------------------------------------------------------------------
Portfolio turnover (%)                175.78(d)    231.58       133.80       165.79       209.50
-----------------------------------------------------------------------------------------------------

(a) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) Total return assumes dividend reinvestment.

(c) Includes amounts paid through expense offset arrangements (Note 2).

(d) Portfolio turnover excludes certain treasury note transactions executed in connection with a short-term trading strategy.

    The accompanying notes are an integral part of these financial statements.



NOTES TO FINANCIAL STATEMENTS
July 31, 2002

Note 1
Significant accounting policies

Putnam Premier Income Trust (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, closed-end management investment company. The fund's investment objective is to seek high current income consistent with the preservation of capital by allocating its investments among the U.S. government sector, high yield sector and international sector of the fixed-income securities market.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by an independent pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships, generally recognized by institutional traders, between securities. For foreign investments, if trading or events occurring in other markets after the close of the principal exchange in which the securities are traded are expected to materially affect the value of the investments, then those investments are valued, taking into consideration these events, at their fair value following procedures approved by the Trustees. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value.

B) Joint trading account The fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. These balances may be invested in issuers of high-grade short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Interest rate swap contracts The fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. The fund may enter into interest rate swap agreements, to manage the fund's exposure to interest rates. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform.

I) TBA purchase commitments The fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 0.01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

J) Security lending The fund may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At July 31, 2002, the value of securities loaned amounted to $11,341. The fund received cash collateral of $12,900 which is pooled with collateral of other Putnam funds into 33 issuers of high-grade short-term investments.

K) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At July 31, 2002, the fund had a capital loss carryover of approximately $154,608,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover    Expiration
--------------    ------------------
   $39,893,000    July 31, 2007
    44,858,000    July 31, 2008
    24,930,000    July 31, 2009
    44,927,000    July 31, 2010

L) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and permanent differences of losses on wash sale transactions, foreign currency gains and losses, post-October loss deferrals, dividends payable, defaulted bond interest, realized and unrealized gains and losses on certain futures contracts, paydown gains and losses on mortgage-backed securities, market discount and interest on payment-in-kind securities. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended July 31, 2002, the fund reclassified $1,748,833 to decrease distributions in excess of net investment income and $73,840 to decrease paid-in-capital, with an increase to accumulated net realized losses of $1,674,993. As of July 31, 2002, the undistributed ordinary income on a tax basis was zero.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.75% of the first $500 million of average weekly net assets, 0.65% of the next $500 million, 0.60% of the next $500 million and 0.55% of any amount over $1.5 billion.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the year ended July 31, 2002, the fund's expenses were reduced by $47,633 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $1,050 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Note 3
Purchases and sales of securities

During the year ended July 31, 2002, cost of purchases and proceeds from sales of investment securities other than U.S. government obligations and short-term investments aggregated $827,496,144 and $818,094,720, respectively. Purchases and sales of U.S. government obligations aggregated $1,171,503,408 and $1,192,922,632, respectively.

Written option transactions during the year are summarized as follows:

                                              Contract            Premiums
                                               Amounts            Received
---------------------------------------------------------------------------
Written options
outstanding at
beginning of year                            1,664,000             $33,280
---------------------------------------------------------------------------
Options opened                               6,126,048              27,813
Options expired                             (6,126,000)            (11,167)
Options closed                              (1,664,048)            (49,926)
---------------------------------------------------------------------------
Written options
outstanding at
end of year                                         --                 $--
---------------------------------------------------------------------------

Note 4
Share repurchase program

The Trustees authorized the fund to repurchase up to 7,000,000 of its shares in the open market. Repurchases will only be made when the fund's shares are trading at less than net asset value and at such times and amounts as is believed to be in the best interest of the fund's shareholders. Any repurchases of shares will have the effect of increasing the net asset value per share of remaining shares outstanding. For the year ended July 31, 2002, the fund did not repurchase any shares. As of July 31, 2002, 511,000 shares have been repurchased since the inception of the program.

Note 5
New accounting pronouncement

As required, the fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the fund amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to August 2001, the fund did not amortize premium and accrete discounts for certain fixed income securities and characterized as realized gains and losses paydowns on mortgage-backed securities. Adopting these accounting principles did not affect the fund's net asset value, but did change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle was not material to the financial statements.


FEDERAL TAX INFORMATION
(Unaudited)

For the year ended July 31, 2002, a portion of the fund's distribution represents a return of capital and is therefore not taxable to shareholders.

The fund has designated 1.14% of the distributions from net investment income as qualifying for the dividends received deduction for corporations.

The Form 1099 you receive in January 2003 will show the tax status of all distributions paid to your account in calendar 2002.


RESULTS OF JUNE 13, 2002 SHAREHOLDER MEETING
(Unaudited)

An annual meeting of shareholders of the fund was held on June 13, 2002. At the meeting, each of the nominees for Trustees was elected, as follows:
                                                          Votes
                                   Votes for             withheld

Jameson Adkins Baxter            129,768,706            2,801,733
Charles B. Curtis                129,666,439            2,904,000
John A. Hill                     129,774,247            2,796,192
Ronald J. Jackson                129,780,091            2,790,348
Paul L. Joskow                   129,680,070            2,890,369
Elizabeth T. Kennan              129,766,242            2,804,197
Lawrence J. Lasser               129,775,131            2,795,308
John H. Mullin, III              129,775,921            2,794,518
Robert E. Patterson              129,765,882            2,804,557
George Putnam, III               129,761,292            2,809,147
A.J.C. Smith                     129,760,258            2,810,181
W. Thomas Stephens               129,772,971            2,797,468
W. Nicholas Thorndike            129,766,618            2,803,821

All tabulations are rounded to nearest whole number.





TRUSTEES

Name, Address, 1 Date of Birth,
Position(s) Held with Fund
and Length of Service              Principal Occupation(s)
as a Putnam Fund Trustee 2         During Past 5 Years           Other Directorships Held by Trustee
-------------------------------------------------------------------------------------------------------
Jameson A. Baxter (9/6/43),        President, Baxter             Director of ASHTA Chemicals, Inc.,
Trustee since 1994                 Associates, Inc.              Banta Corporation (a printing and
                                   (a management                 digital imaging firm), Intermatic
                                   consulting and private        Corporation (manufacturer of energy
                                   investments firm)             control products), Ryerson Tull, Inc.
                                                                 (a steel service corporation),
                                                                 Advocate Health Care, and the
                                                                 National Center for Nonprofit
                                                                 Boards. Chairman Emeritus
                                                                 of the Board of Trustees, Mount
                                                                 Holyoke College. Also held various
                                                                 positions in investment banking and
                                                                 corporate finance, including Vice
                                                                 President and principal of the
                                                                 Regency Group and consultant to
                                                                 First Boston Corp.

Charles B. Curtis (4/27/40),       President and Chief           Member of the Council on Foreign
Trustee since 2001                 Operating Officer,            Relations, the Electric Power
                                   Nuclear Threat                Research Institute Advisory Council,
                                   Initiative (a private         the Board of Directors of the Gas
                                   foundation dedicated          Technology Institute, the University
                                   to reducing the threat        of Chicago Board of Governors for
                                   of weapons of mass            Argonne National Laboratory, the
                                   destruction), also serves     Board of Directors of the
                                   as Senior Advisor to the      Environment and Natural Resources
                                   United Nations                Program Steering Committee,
                                   Foundation                    John F. Kennedy School of
                                                                 Government, Harvard University.
                                                                 Prior to 2002, Mr. Curtis was a
                                                                 member of the Board of Directors of
                                                                 the Gas Technology Institute. Until
                                                                 2001, Mr. Curtis was a Member of
                                                                 the Department of Defense's Policy
                                                                 Board and Director of EG&G
                                                                 Technical Services, Inc. (fossil energy
                                                                 research and development support)
                                                                 and prior to May 1997, Mr. Curtis
                                                                 was Deputy Secretary of Energy.

John A. Hill (1/31/42),            Vice-Chairman and             Director of Devon Energy
Trustee since 1985 and             Managing Director,            Corporation (formerly known as
Chairman since 2000                First Reserve                 Snyder Oil Corporation),
                                   Corporation                   TransMontaigne Oil Company,
                                   (a registered investment      Continuum Health Partners of
                                   advisor investing in          New York, Sarah Lawrence College,
                                   companies in the              and various private companies owned
                                   world-wide energy             by First Reserve Corporation.
                                   industry on behalf of         Trustee of TH Lee, Putnam
                                   institutional investors)      Investment Trust (a closed-end
                                                                 investment company). Prior to
                                                                 acquiring First Reserve in 1983,
                                                                 Mr. Hill held executive positions
                                                                 with several advisory firms and
                                                                 various positions with the federal
                                                                 government, including Associate
                                                                 Director of the Office of Manage
                                                                 ment and Budget and Deputy
                                                                 Director of the Federal Energy
                                                                 Administration.

Ronald J. Jackson                  Private investor              Former Chairman, President, and
(12/17/43),                                                      Chief Executive Officer of Fisher-
Trustee since 1996                                               Price, Inc. (a toy manufacturer).
                                                                 Previously served as President and
                                                                 Chief Executive Officer of Stride-
                                                                 Rite, Inc. and Kenner Parker Toys.
                                                                 Also held financial and marketing
                                                                 positions with General Mills, Parker
                                                                 Brothers, and Talbots. President of
                                                                 the Kathleen and Ronald J. Jackson
                                                                 Foundation (charitable trust).
                                                                 Member of the Board of Overseers of
                                                                 WGBH (public television and radio).
                                                                 Member of the Board of Overseers of
                                                                 the Peabody Essex Museum.

Paul L. Joskow (6/30/47),          Elizabeth and James           Director, National Grid Group
Trustee since 1997                 Killian Professor of          (a UK-based holding company
                                   Economics and                 with interests in electric power,
                                   Management and                natural gas distribution, and
                                   Director of the Center        telecommunications networks), and
                                   for Energy and                the Whitehead Institute for
                                   Environmental Policy          Biomedical Research (a non-profit
                                   Research, Massachusetts       research institution). President of the
                                   Institute of Technology       Yale University Council. Prior to
                                                                 February 2002, March 2000, and
                                                                 September 1998, Dr. Joskow was a
                                                                 Director of State Farm Indemnity
                                                                 Company (an automobile insurance
                                                                 company), Director of New England
                                                                 Electric System (a public utility
                                                                 holding company) and a consultant
                                                                 to National Economic Research
                                                                 Associates, respectively.

Elizabeth T. Kennan                Chairman, Cambus-             Director, Northeast Utilities, and
(2/25/38),                         Kenneth Bloodstock (a         Talbots (a distributor of women's
Trustee since 1992                 limited liability company     apparel). Trustee of Centre College.
                                   involved in thoroughbred      Prior to 2001, Dr. Kennan was a
                                   horse breeding and            member of the Oversight Committee
                                   farming), President           of Folger Shakespeare Library.
                                   Emeritus of Mount             Prior to September 2000, June 2000,
                                   Holyoke College               and November 1999, Dr. Kennan
                                                                 was a Director of Chastain Real
                                                                 Estate, Bell Atlantic, and Kentucky
                                                                 Home Life Insurance, respectively.
                                                                 Prior to 1995, Dr. Kennan was a
                                                                 Trustee of Notre Dame University.
                                                                 For 12 years, she was on the faculty
                                                                 of Catholic University.

John H. Mullin, III                Chairman and CEO              Director Alex. Brown Realty, Inc.,
(6/15/41),                         of Ridgeway Farm              Sonoco Products, Inc. (a packaging
Trustee since 1997                 (a limited liability          company), The Liberty Corporation
                                   company engaged in            (a company engaged in the
                                   timber and farming)           broadcasting industry), and Progress
                                                                 Energy, Inc. (a utility company,
                                                                 formerly known as Carolina Power
                                                                 & Light). Trustee Emeritus of
                                                                 Washington & Lee University. Prior
                                                                 to October 1997, January 1998, and
                                                                 May 2001, Mr. Mullin was a Director
                                                                 of Dillon, Read and Co. Inc.,
                                                                 The Ryland Group, Inc., and
                                                                 Graphic Packaging International
                                                                 Corp., respectively.

Robert E. Patterson                Senior Partner of Cabot       Chairman of the Joslin Diabetes
(3/15/45),                         Properties, LLP and           Center, Trustee of SEA Education
Trustee since 1984                 Chairman of Cabot             Association, and Director of
                                   Properties, Inc.              Brandywine Trust Company (a trust
                                                                 company). Prior to February 1998,
                                                                 Mr. Patterson was Executive Vice
                                                                 President and Director of
                                                                 Acquisitions of Cabot Partners
                                                                 Limited Partnership. Prior to
                                                                 December 2001, Mr. Patterson was
                                                                 President and Trustee of Cabot
                                                                 Industrial Trust (publicly traded real
                                                                 estate investment trust). Prior to
                                                                 1990, Mr. Patterson was Executive
                                                                 Vice President of Cabot, Cabot &
                                                                 Forbes Realty Advisors, the
                                                                 predecessor of Cabot Partners, and
                                                                 prior to that was Senior Vice
                                                                 President of the Beal Companies.

W. Thomas Stephens                 Corporate Director            Director of Qwest Communications
(9/2/42),                                                        (communications company), Xcel
Trustee since 1997                                               Energy Incorporated (public utility
                                                                 company), TransCanada Pipelines,
                                                                 Norske Canada, Inc. (paper
                                                                 manufacturer) and Mail-Well
                                                                 (printing and envelope company).
                                                                 Prior to July 2001 and October 1999,
                                                                 Mr. Stephens was Chairman of Mail-
                                                                 Well and MacMillan-Bloedel (forest
                                                                 products company). Prior to 1996,
                                                                 Mr. Stephens was Chairman and
                                                                 Chief Executive Officer of
                                                                 Johns Manville.

W. Nicholas Thorndike              Director of various           Trustee of Northeastern University and
(3/28/33),                         corporations and              Honorary Trustee of Massachusetts
Trustee since 1992                 charitable                    General Hospital. Prior to
                                   organizations,                September 2000, April 2000, and
                                   including Courier             December 2001, Mr. Thorndike was
                                   Corporation (a book           a Director of Bradley Real Estate,
                                   manufacturer) and             Inc., a Trustee of Eastern Utilities
                                   Providence Journal Co.        Associates, and a Trustee of Cabot
                                   (a newspaper publisher)       Industrial Trust, respectively.
                                                                 Previously served as Chairman of the
                                                                 Board and managing partner of
                                                                 Wellington Management/Thorndike
                                                                 Doran Paine & Lewis, and Chairman
                                                                 and Director of Ivest Fund.

Lawrence J. Lasser*                President and Chief           Director of Marsh & McLennan
(11/1/42),                         Executive Officer             Companies, Inc. and the United Way
Trustee since 1992                 of Putnam                     of Massachusetts Bay. Member of the
Vice President since 1981          Investments, LLC,             Board of Governors of the Investment
                                   and Putnam Investment         Company Institute, Trustee of the
                                   Management, LLC               Museum of Fine Arts, Boston, a
                                                                 Trustee and Member of the Finance
                                                                 and Executive Committees of Beth
                                                                 Israel Deaconess Medical Center,
                                                                 Boston, and a Member of the
                                                                 CareGroup Board of Managers
                                                                 Investment Committee, the Council
                                                                 on Foreign Relations, and the
                                                                 Commercial Club of Boston.

George Putnam, III*                President, New                Director of The Boston Family
(8/10/51),                         Generation Research,          Office, L.L.C. (registered investment
Trustee since 1984 and             Inc. (a publisher of          advisor), Trustee of the SEA
President since 2000               financial advisory and        Education Association, Trustee of
                                   other research services       St. Mark's School, and Trustee of
                                   relating to bankrupt and      Shore Country Day School.
                                   distressed companies)         Previously, Mr. Putnam was an
                                   and New Generation            attorney with the firm of Dechert
                                   Advisers, Inc.                Price & Rhoads.
                                   (a registered
                                   investment adviser)

A.J.C. Smith (4/13/34),*           Director of Marsh &           Director of Trident Corp. (a limited
Trustee since 1986                 McLennan                      partnership with over 30 institutional
                                   Companies, Inc.               investors). Trustee of the Carnegie
                                                                 Hall Society, the Educational
                                                                 Broadcasting Corporation and the
                                                                 National Museums of Scotland.
                                                                 Chairman of the Central Park
                                                                 Conservancy. Member of the Board
                                                                 of Overseers of the Joan and
                                                                 Sanford I. Weill Graduate School
                                                                 of Medical Sciences of Cornell
                                                                 University. Fellow of the Faculty of
                                                                 Actuaries in Edinburgh, the
                                                                 Canadian Institute of Actuaries, and
                                                                 the Conference of Actuaries.
                                                                 Associate of the Society of Actuaries.
                                                                 Member of the American Actuaries,
                                                                 the International Actuarial
                                                                 Association and the International
                                                                 Association of Consulting Actuaries.
                                                                 Prior to May 2000 and November
                                                                 1999, Mr. Smith was Chairman and
                                                                 CEO, respectively, of Marsh &
                                                                 McLennan Companies, Inc.
--------------------------------------------------------------------------------------------------------
1 The address of each Trustee is One Post Office Square, Boston, MA 02109. As of July 31, 2002, there were 113 Putnam Funds.

2 Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.

* Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Retail Management. Messrs. Putnam, III, Lasser, and
  Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund, or officers of Putnam Management, Putnam Retail Management, or Marsh & McLennan Companies, Inc.,
  the parent company of Putnam Management and Putnam Retail Management. George Putnam, III, is the
  President of your Fund and each of the other Putnam Funds. Lawrence J. Lasser has been the President,
  Chief Executive Officer, and a Director of Putnam Investments, LLC, and Putnam Management since 1985, having begun his career there in 1969. Mr. Lasser currently also serves as a Director of Marsh &
  McLennan Companies, Inc., the parent company of Putnam Management.  A.J.C. Smith is a Director of
  Marsh & McLennan Companies, Inc.






OFFICERS

Name, Address, 1 Date of Birth,    Inception of Service
Position(s) Held with Fund         with the Putnam Funds         Principal Occupation(s) During Past 5 Years
---------------------------------------------------------------------------------------------------------------
Charles E. Porter (7/26/38),       Since 1989                    Managing Director, Putnam Investments,
Executive Vice President,                                        LLC and Putnam Management
Treasurer & Principal
Financial Officer

Patricia C. Flaherty               Since 1993                    Senior Vice President, Putnam
(12/1/46),                                                       Investments, LLC and Putnam Management
Senior Vice President

Michael T. Healy (1/24/58),        Since 2000                    Managing Director, Putnam
Assistant Treasurer and                                          Investments, LLC
Principal Accounting
Officer

Gordon H. Silver (7/3/47),         Since 1990                    Senior Managing Director, Putnam
Vice President                                                   Investments, LLC and Putnam Management

Brett C. Browchuk                  Since 1994                    Managing Director, Putnam Investments,
(2/27/63), Vice President                                        LLC and Putnam Management

Ian C. Ferguson (7/3/57),          Since 1997                    Senior Managing Director, Putnam
Vice President                                                   Investments, LLC and Putnam Management

Richard G. Leibovitch              Since 1999                    Managing Director of Putnam Investments,
(10/31/63), Vice President                                       LLC and Putnam Management. Prior to
                                                                 February 1999, Managing Director at
                                                                 J.P. Morgan.

Richard A. Monaghan                Since 1998                    Managing Director, Putnam Investments,
(8/25/54),                                                       LLC, Putnam Management and Putnam
Vice President                                                   Retail Management

John R. Verani                     Since 1988                    Senior Vice President, Putnam
(6/11/39),                                                       Investments, LLC and Putnam Management
Vice President

Kevin M. Cronin                    Since 2000                    Managing Director of Putnam Management
(6/13/61),
Vice President

Stephen M. Oristaglio              Since 1998                    Senior Managing Director of Putnam
(8/21/55),                                                       Management. Prior to July 1998, Managing
Vice President                                                   Director, Swiss Bank Corp.
---------------------------------------------------------------------------------------------------------------
1 The address of each Officer is One Post Office Square, Boston, MA 02109.



FUND INFORMATION

ABOUT PUTNAM INVESTMENTS

One of the largest mutual fund families in the United States, Putnam Investments has a heritage of investment leadership dating back to Judge Samuel Putnam, whose Prudent Man Rule has defined fiduciary tradition and practice since 1830. Founded 65 years ago, Putnam Investments was built around the concept that a balance between risk and reward is the hallmark of a well-rounded financial program. We presently manage over 100 mutual funds in growth, value, blend, fixed income, and international.

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS

KPMG LLP

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Charles B. Curtis
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Michael T. Healy
Assistant Treasurer and
Principal Accounting Officer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen M. Oristaglio
Vice President

Kevin M. Cronin
Vice President

Richard G. Leibovitch
Vice President

Richard A. Monaghan
Vice President

John R. Verani
Vice President


Call 1-800-225-1581 weekdays from 9 a.m. to 5 p.m. Eastern Time, or visit our Web site (www.putnaminvestments.com) anytime for up-to-date information about the fund's NAV.


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com


83999  073  9/02